Filed with the Securities and Exchange Commission on May 9, 2001

                                        1933 Act Registration File No. 333-82833
                                                     1940 Act File No. 811-09445

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

     Pre-Effective Amendment No. ____                                        |_|

     Post-Effective Amendment No. 4                                          |X|
                                 --

                                       and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|

     Amendment No. 7                                                         |X|
                  --

                        (Check appropriate box or boxes.)
                               MARKETOCRACY FUNDS
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                          881 Fremont Street, Suite B2
                               Los Altos, CA 94024
             ------------------------------------------------------
              (Address and Zip Code of Principal Executive Offices)

                                 (888) 884-8482
           ----------------------------------------------------------
               Registrant's Telephone Number, including Area Code

                                 Kendrick W. Kam
                       Marketocracy Capital Management LLC
                               26888 Almaden Court
                               Los Altos, CA 94022
             -----------------------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                       ----------------------------------
                                Roy W. Adams, Jr.
                                 Attorney At Law
                       1024 Country Club Drive, Suite 135
                                Moraga, CA 94556


It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b)

                  on ____________ pursuant to paragraph (b)
         -------

         -------   60 days after filing pursuant to paragraph (a)(1)

                  on ___________ pursuant to paragraph (a)(1)
         ------

           X      75 days after filing pursuant to paragraph (a)(2)
         ------

                  on ____________ pursuant to paragraph (a)(2) of Rule 485.
         -------



                               MARKETOCRACY FUNDS


                       The Marketocracy ChangeWave(R) Fund
                       The Marketocracy Masters 100sm Fund
                    The Marketocracy Medical Specialists Fund
                      The Marketocracy Technology Plus Fund



                                   Prospectus



                                     , 2001



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


NOTE:
The distributor for The Masters 100sm Fund (the "Fund") will solicit orders to purchase shares of the Fund during an initial offering period from August 1, 2001 to August 30, 2001 (the "Subscription Period").

Orders received during the Subscription Period will not be processed before commencement of operations (currently scheduled for August 31, 2001). Orders to purchase shares of the Fund that are accompanied by payment and that are received after July 31, 2001 will be deemed orders to purchase shares of the Fund as of the commencement of operations and will be processed and priced at the initial offering price of $10.00 per share into the appropriate Fund on August 31, 2001.

IMPORTANT: Because of governmental rules and regulations, orders to purchase shares of the Fund that are accompanied by payment and that are received on or before July 31, 2001 will be returned together with payment even though the Subscription Period commences on August 1, 2001.

Thus, in order to obtain the initial offering price of $10.00 per share, an order, accompanied by payment, must be received on or after August 1, 2001 but not later than 4:00 P.M. Eastern Time, August 30, 2001.

Shares of the Fund will not be available to the public prior to the Fund's commencement of operations except through these subscription offers.




--------------------------------------------------------------------------------
      Marketocracy Funds (the "Trust") currently offers four series of no-load shares to investors: The Marketocracy ChangeWave(R) Fund, The Marketocracy Masters 100sm Fund, The Marketocracy Medical Specialists
      Fund and The Technology Plus Fund (each a "Fund" and collectively, the "Funds").
--------------------------------------------------------------------------------






                                Table of Contents

The Marketocracy ChangeWave(R)Fund -- Risk/Return Summary......................5

The Marketocracy Masters 100sm Fund -- Risk/Return Summary.....................8

The Marketocracy Medical Specialists Fund -- Risk/Return Summary..............11

The Marketocracy Technology Plus Fund -- Risk/Return Summary..................14

More on the Funds' Investment Strategies and Related Risks....................17

Management of the Funds.......................................................23

How to Purchase Shares........................................................25

How to Redeem Shares..........................................................26

Exchanging Shares.............................................................27

Shareholder Services..........................................................28

Dividends and Distributions...................................................28

Taxes.........................................................................28

Calculation of Share Price....................................................29

Financial Highlights..........................................................30



The Marketocracy ChangeWave(R) Fund -- Risk/Return Summary
--------------------------------------------------------------------------------
Investment Objective
The Fund seeks long-term growth of capital.

Principal Strategies
The Fund generally invests at least 65% of its total assets in common stocks of U.S. and foreign companies of any size. The Fund uses a growth style of investing favoring companies with a strong earnings growth outlook. Simply put, the Fund focuses its investments on companies that it believes have significant growth potential. The Fund's basic premise is that within any commercial marketplace, technological or regulatory changes create new demands and business opportunities, and thus new investment opportunities. An illustration of this was the significant wave of changes to a variety of industries and their markets, including the growth of entirely new industries and markets, due to widespread and convenient accessibility to the Internet. This resulted from the introduction of a new technology based on a narrowband, standardized, internetworked communication protocol.

Another investment premise of the Fund is that the new high speed, broadband wireline and wireless data communications services currently being introduced throughout the world will result in similar waves of changes in a range of industries, which the portfolio manager refers to as the "New Economy Enabling Technology Industries" or the "NETI."

Thus, the Fund seeks companies that are strategically positioned to be the primary beneficiaries of these broadband-driven waves of changes to the NETI. Within the "NETI," the portfolio manager favors those companies having key enabling technologies, solutions or intellectual property. The portfolio manager also favors companies in the following categories:

o  higher Internet bandwidth       o  "data tone" enablers and
   "bottleneck breakers" (e.g.,       service providers (e.g., long-term
   optical Internet)                  "always-on" data storage)

o  non-personal computer           o  uninterruptible electrical
   wireless Web networking            and micro-power generation

o  e-commerce                      o  e-sourcing


o  "always on" Web server
   connectivity and value-added
   web-server hosting services

o  e-customer relationship
   management


In selecting portfolio investments, the Fund's portfolio manager screens possible NETI industries based principally on (1) their five-year cumulative annual growth rates, (2) five-year market opportunities and average gross profit margins and (3) on third-party NETI-focused research. The Fund's portfolio manager then uses fundamental and technical analysis criteria to arrive at a portfolio of approximately 35 to 50 equity securities, primarily common stocks.

When selling securities from a Fund's portfolio, the Fund's portfolio manager usually considers whether (1) the performance of the security has achieved the Fund's investment objective, (2) the Fund's portfolio manager's outlook has changed about the security (e.g. anticipated changes in the company's market place or product line do not result); and (3) the security is no longer attractive because it no longer meets the Fund's criteria for purchase or because of circumstances impacting the security's value (e.g., unexpected regulatory delays). The Fund's portfolio manager also may consider anticipated or actual market shifts or threats to capital.


Principal Risks
There are risks involved with any investment that could cause you to lose money. The principal risks associated with an investment in the Fund include:

Stock Market Risks: The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Fund, the Fund's investment adviser or its portfolio manager.

Stock Selection Risks: The strategies used by the Fund's portfolio manager in selecting stocks for the Fund's portfolio may not always be successful. The investments may decline in value or not increase in value when the stock market in general is rising.

Non-Diversification Risks: As a non-diversified fund, the Fund has added risk because it may invest a greater percentage of assets in a more limited number of issuers compared to other mutual funds.

Broadband-Driven Changes Risks: The Fund will be subject to greater risks because of its focus on companies and industries related to the introduction of broadband communication services. The introduction of new broadband communications services is dependent upon consumer and business acceptance as new services and technologies evolve. Special risks include substantial investments in technological research and development that may or may not be successful, potentially rapid obsolescence of products or technology, dependence upon governmental policies regarding introduction of new broadband communications services, above-average dependence upon proprietary rights such as patents.

Small and Medium Companies Risks: Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Foreign Investment Risks: Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation.

Managerial Risks: The Fund has only a brief operating history, and the Fund's portfolio manager has not previously managed a mutual fund.

Please see "More on the Funds' Investment Strategies and Related Risks" for further information.

Performance Summary
As a recently organized series of the Trust, the Fund has little operating history. Accordingly, no performance for the Fund has been included in this prospectus.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
      --------------------------------------------------------- ----------
      Maximum sales charge (load) imposed on purchases          None
      Maximum sales charge (load) imposed on reinvested         None
      dividends
      Maximum deferred sales charge (load)                      None
      Exchange fee                                              None(1)
      Redemption fee                                            None(2)
      Maximum account fee                                       None(3)
      --------------------------------------------------------- ----------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
      --------------------------------------------------------- ----------
      Management Fees                                           1.50%
      Distribution (12b-1) Fees                                 None
      Other Expenses(4)                                         0.45%
      Total Annual Fund Operating Expenses(5)                   1.95%
      --------------------------------------------------------- ----------
(1) The Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Trust. The Transfer Agent does not charge a transaction fee for written exchange requests.
(2) The Fund's transfer agent charges a wire redemption fee of $15 and IRA accounts are charged a $15 redemption fee.
(3)  IRA Accounts are assessed a $12.50 annual fee.
(4) The percentage in "Other Expenses" is based on estimated amounts for the current fiscal year. The Fund's administrator receives an annual compensation of 0.45% of average daily net assets for Fund administration duties. From this compensation, the Fund's administrator pays all expenses of the Fund.
(5) Under the Investment Advisory and Management Agreement dated November 10, 2000, the Fund's investment adviser has contractually agreed that the Fund's total annual operating expenses will be 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. This arrangement is definite for two years until September 8, 2002, and will continue thereafter as long as the Fund's Board of Trustees annually renews the Investment Advisory and Management Agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

                             1 Year                 3 Year
                             ------                 -------
                             $ 198                   $ 612


The Marketocracy Masters 100sm Fund -- Risk/Return Summary
--------------------------------------------------------------------------------
Investment Objective
The Fund seeks capital appreciation.

Principal Strategies
The Fund's investment adviser selects the Fund's securities based primarily upon the fictitious investments of the "m100sm." The m100 is comprised of the 100 best-performing, fictitious, non-diversified equity mutual fund portfolios ("Virtual FundsSM") out of over 40,000 such Virtual Funds managed by over 30,000 members ("Members") of the Internet website, Marketocracy.com(R) (the "Website"). Marketocracy Data Services LLC, a financial publisher affiliate of the Fund's investment adviser (the "Publisher"), operates the Website. The Publisher offers various subscription services providing financial and investment information, data and statistics about Virtual Funds, including the m100. The Virtual Funds of the m100 may change from time to time.

The Publisher's (and the Fund's) basic premise is that because of the very large numbers of competitive Members and Virtual Funds on the Website, it is statistically likely that the Members managing the m100's Virtual Funds will outperform the vast majority of the approximately 4,000 U.S. professional equity fund managers and their funds. Members compete for cash prizes in Website contests as well as for opportunities to become new professional portfolio managers for the Fund's investment adviser. The Publisher chooses winners and potential recruits based primarily the Virtual Funds' performances over time, each calculated per real mutual fund regulations ("Virtual Performances"). The Publisher believes that these competitions, as well as the sense of pride and public recognition resulting from being among the very best investors in the world, provide powerful incentives for the most talented (or "master") Members to achieve superior Virtual Performances.

Members must manage their Virtual Funds in compliance with the laws, rules and regulations generally applicable to real mutual funds. Under normal market conditions, at least 65% of each Virtual Fund's total fictitious assets must consist of domestic equity securities, primarily common stocks, and in the future perhaps, foreign securities in addition to those already available to Virtual Funds represented by American Depository Receipts ("ADRs") and certain international index exchange traded funds ("ETFs"). Please see "More on the Funds' Investment Strategies and Related Risks - The Masters 100 Fund" for further information about the rules of the Website, Virtual Funds, equity securities, and additional securities and investment techniques available to the Fund that are not available to Members and Virtual Funds.

The Fund's investment adviser generally seeks a Fund portfolio corresponding to varying combinations or "weightings" of the m100's Virtual Funds and their respective investments. By varying these weightings from time to time, the Fund's investment adviser seeks to achieve real Fund performances matching or exceeding the Virtual Performances of a portfolio equivalent to the simple aggregation of all of the portfolios of the m100's Virtual Funds.

In choosing weightings, the Fund's investment adviser generally examines each m100 Virtual Fund and its investments using fundamental and, to some degree, technical stock market analyses. It also may apply various statistical methods. For example, rather than weighting each Virtual Fund and its investments equally, the Fund's investment adviser might weight each according to its past Virtual Performance on one or more "risk adjusted" bases (e.g., by its past over- or under-performance compared to a risk-free investment return or market index divided by such Virtual Fund's annual volatility). The Fund's investment adviser also may consider anticipated or actual market or industry-specific shifts as well as threats to capital. The Fund's investment adviser generally buys and sells the Fund's various investments seeking to achieve the chosen weightings of the m100 Virtual Funds and their investments.

Principal Risks
There are risks involved with any investment that could cause you to lose money. The principal risks associated with an investment in the Fund include:

Stock Market Risks: The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Fund, the Fund's investment adviser or its portfolio manager.

Stock Selection Risks: The strategies used by the Members or the Fund's investment adviser in selecting, respectively, the m100 Virtual Funds' portfolios and Fund's portfolio may not always be successful. The investments may decline in value or not increase in value when the stock market in general is rising.

Non-Diversification Risks: As a non-diversified fund, the Fund has added risk because it may invest a greater percentage of assets in a more limited number of issuers compared to other mutual funds.

Small and Medium Companies Risks: Virtual Funds and the Fund may invest in small and medium-size companies, which often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Virtual Fund's or the Fund's portfolio.

Foreign Investment Risks: Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation.

Managerial Risks: The Fund has only a brief operating history.

Statistical Premise Risks: Although the Fund's investment adviser agrees with the Publisher's basic premise, i.e., that it is statistically likely that Members managing the 100 best performing Virtual Funds will outperform the vast majority of the approximately 4,000 U.S. professional equity fund managers and their funds, it is statistically possible that in actual experience they will not.

m100 Subscription Services Risks: Although the Fund's investment adviser has entered into a long-term subscription agreement with the Publisher, the success of the Fund's principal strategies depend upon the continued availability of the m100 subscription service and the continued financial viability of the Publisher and its businesses.

Members and Virtual Funds Risks: The success of the Fund's principal strategies is continent upon the Publisher maintaining sufficiently large numbers of competitive Members and Virtual Funds to carry out the Publisher's basic premise. Maintaining such numbers depends upon a variety of factors outside the control of the Fund or its investment adviser, including the level of commitment of Members and the incentives provided them to continue achieving superior Virtual Performances.

Market Manipulation Risks: It is possible that the Website may attract certain Members seeking to manipulate or otherwise influence the real market price of a particular equity security, either by including such securities in their Virtual Funds or by attempting to post messages on a certain Website bulletin board. However, the Fund's investment adviser independently reviews each security before purchasing it for the Fund, and the ability to post messages is limited a very select few persons. Nevertheless, there can be no assurance that the foregoing provides total protection against all attempts to manipulate or influence the securities markets regarding particular security.

Internet Reliance Risks: Operation of the Website depends on the continued availability of the Internet, both short- and long-term. Significant failures of the Internet could lead to interruptions or delays in the Members' abilities to manage their Virtual Funds, or the Fund's investment adviser to manage the Fund

Please see "More on the Funds' Investment Strategies and Related Risks" for further information.

Performance Summary
As a recently organized series of the Trust, the Fund has little operating history. Accordingly, no performance for the Fund has been included in this prospectus.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
      --------------------------------------------------------- ----------
      Maximum sales charge (load) imposed on purchases          None
      Maximum sales charge (load) imposed on reinvested         None
      dividends
      Maximum deferred sales charge (load)                      None
      Exchange fee                                              None(1)
      Redemption fee                                            None(2)
      Maximum account fee                                       None(3)
      --------------------------------------------------------- ----------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
      --------------------------------------------------------- ----------
      Management Fees                                           1.50%
      Distribution (12b-1) Fees                                 None
      Other Expenses(4)                                         0.45%
      Total Annual Fund Operating Expenses(5)                   1.95%
      --------------------------------------------------------- ----------
(1) The Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Trust. The Transfer Agent does not charge a transaction fee for written exchange requests.
(2) The Fund's transfer agent charges a wire redemption fee of $15 and IRA accounts are charged a $15 redemption fee.
(3)  IRA Accounts are assessed a $12.50 annual fee.
(4) The percentage in "Other Expenses" is based on estimated amounts for the current fiscal year. The Fund's administrator receives an annual compensation of 0.45% of average daily net assets for Fund administration duties. From this compensation, the Fund's administrator pays all expenses of the Fund.
(5) Under the Investment Advisory and Management Agreement dated November 10, 2000, the Fund's investment adviser has contractually agreed that the Fund's total annual operating expenses will be 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. This arrangement is definite for two years until _______, 2003, and will continue thereafter as long as the Fund's Board of Trustees annually renews the Investment Advisory and Management Agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

                             1 Year                 3 Year
                             ------                 -------
                             $ 198                   $ 612


The Marketocracy Medical Specialists Fund -- Risk/Return Summary
--------------------------------------------------------------------------------
Investment Objective
The Fund seeks long-term growth of capital.

Principal Strategies
The Fund invests at least 65% of its total assets in common stocks of companies of any size, primarily in the U.S., in the medical/healthcare industry. The Fund's portfolio manager favors companies with a strong earnings growth outlook and potential for capital appreciation. The Fund defines the medical/healthcare industry to include cardiovascular medical devices, minimally invasive surgical tools, pharmaceuticals, and generic drugs and managed care providers.

When selling securities from a Fund's portfolio, the Fund's portfolio manager usually considers whether (1) the performance of the security has achieved the Fund's investment objective, (2) the Fund's portfolio manager's outlook has changed about the security (e.g. anticipated changes in the company's market place or product line do not result); and (3) the security is no longer attractive because it no longer meets the Fund's criteria for purchase or because of circumstances impacting the security's value (e.g., unexpected regulatory delays). The Fund's portfolio manager also may consider anticipated or actual market shifts or threats to capital.

Principal Risks
There are risks involved with any investment that could cause you to lose money. The principal risks associated with an investment in the Fund include:

Stock Market Risks: The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Fund, the Fund's investment adviser or its portfolio manager.

Stock Selection Risks: The strategies used by the Fund's portfolio manager in selecting stocks for the Fund's portfolio may not always be successful. The investments selected may decline in value or not increase in value when the stock market in general is rising.

Non-Diversification Risks: As a non-diversified fund, the Fund has added risk because it may invest a greater percentage of assets in a more limited number of issuers compared to other mutual funds.

Medical/Healthcare Industry Risks: Because of its concentration in the medical/healthcare industry, the Fund is subject to above-average risks, inducing: adverse industry-specific developments, large investments in research and development with uncertain results, rapid product or technology obsolescence, governmental regulation of healthcare costs and product approvals, heavy reliance on patents and similar rights, short product cycles, competitive pricing and above-average investment volatility.

Small and Medium Companies Risks: Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Please see "More on the Funds' Investment Strategies and Related Risks" for further information.

Performance Summary
The following bar chart and table show performance information for the Fund. The Fund's performance includes that of the Firsthand Medical Specialists Fund, a former series of Firsthand Funds, that was reorganized into the Fund on March 15, 2000. The Firsthand Medical Specialist Fund was managed by the same investment adviser and portfolio manager as the Fund. The bar chart indicates the risks of investing in the Fund by showing the changes in it's the Fund's performance (including performance while it was a series of the Firsthand Funds)
(i) from year to year (on a calendar year basis) and (ii) compared to those of broad-based securities market indices. Of course, past performance is no guarantee of future results.

                          The Medical Specialists Fund
                        Return for the Years ended 12/31

                        1998            1999            2000
                       -4.55%          52.13%          -0.74%


           The return for the quarter ended March 31, 2001 was -25.50%

                -------------------- ----------- ------------
                  Best Quarter:        Q4 1998     +31.97%
                -------------------- ----------- ------------
                  Worst Quarter:       Q1 2001     -25.50
                -------------------- ----------- ------------

     ------------------------------------- ------------ -------------------
     Average Annual Total Returns (ended
     12/31/2000)                           One Year      Since Inception*
     ------------------------------------- ------------ -------------------
     The Medical Specialists Fund          0.74%              13.13%
     Standard & Poor's 500 Index (1)       -9.03%             12.04%
     Russell 3000 Healthcare Index(2)      34.18%             19.12%
     ------------------------------------- ------------ -------------------
     * The Fund commenced the public offering of its shares on December 10, 1997, as The Firsthand Medical Specialists Fund, a series of Firsthand Funds. The Fund was reorganized into the Trust effective March 15, 2000.

(1) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.
(2) The Russell 3000 Healthcare Index is comprised of 255 healthcare stocks in the Russell 3000 (large and small-cap) Index.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
      --------------------------------------------------------- ----------
      Maximum sales charge (load) imposed on purchases          None
      Maximum sales charge (load) imposed on reinvested         None
      dividends
      Maximum deferred sales charge (load)                      None
      Exchange fee                                              None(1)
      Redemption fee                                            None(2)
      Maximum account fee                                       None(3)
      --------------------------------------------------------- ----------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
      --------------------------------------------------------- ----------
      Management Fees                                           1.50%
      Distribution (12b-1) Fees                                 None
      Other Expenses(4)                                         0.45%
      Total Annual Fund Operating Expenses(5)                   1.95%
      --------------------------------------------------------- ----------
(1) The Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Trust. The Transfer Agent does not charge a transaction fee for written exchange requests.
(2) The Fund's transfer agent charges a wire redemption fee of $15 and IRA accounts are charged a $15 redemption fee.
(3)  IRA Accounts are assessed a $12.50 annual fee.
(4) The Fund's administrator receives an annual compensation of 0.45% of average daily net assets for Fund administration duties. From this compensation, the Fund's administrator pays all expenses of the Fund.
(5) Under the Investment Advisory and Management Agreement dated November 24, 1999, the Fund's investment adviser has contractually agreed that the Fund's total annual operating expenses will be 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. This arrangement is definite for two years until November 23, 2001 and will continue thereafter as long as the Trust's Board of Trustees annually renews the Investment Advisory and Management Agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year                  3 Year               5 Year             10 Year
------                  -------              ------             -------
$ 198                    $ 612               $1,052              $2,275


The Marketocracy Technology Plus Fund -- Risk/Return Summary
--------------------------------------------------------------------------------
Investment Objective
The Fund seeks capital appreciation.

Principal Strategies
The Fund invests at least 65% of its total assets in common stocks of technology-related companies of any size, primarily in the U.S. Technologies to which such companies may relate include, but are not limited to, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, office and factory automation, networking, robotics, data storage and security, and video. The Fund's portfolio manager considers a company to be related to technology if over 50% of the company's actual or anticipated (1) products or services, or (2) assets, revenues or profits, are related to technology. As an added "plus," the Fund sells securities short (and may from time to time engage in hedging, option trading and investing in futures and other derivatives seeking) to reduce market risks and improve long-term returns. In short selling, the Fund's portfolio manager favors securities of technology-related companies that the portfolio manager determines are significantly over-valued on a fundamental analysis basis.

The Fund uses a growth style of investing favoring companies with a strong earnings growth outlook. The Fund's portfolio manager uses fundamental research and analysis methods to identify companies that the portfolio manager believes have superior growth potential and considers factors such as sales, earnings, earnings growth, profit margins, debt, cash flow, insider transactions, and assessments of the companies' products and technologies. The Fund's portfolio manager uses the same techniques to identify companies that it believes are significantly over-valued and whose securities Fund the can sell short.

When selling securities from a Fund's portfolio, the Fund's portfolio manager usually considers whether (1) the performance of the security has achieved the Fund's investment objective, (2) the Fund's portfolio manager's outlook has changed about the security (e.g. anticipated changes in the company's market place or product line do not result); and (3) the security is no longer attractive because it no longer meets the Fund's criteria for purchase or because of circumstances impacting the security's value (e.g., unexpected regulatory delays). The Fund's portfolio manager also may consider anticipated or actual market shifts or threats to capital.

Principal Risks
There are risks involved with any investment that could cause you to lose money. The principal risks associated with an investment in the Fund include:

Stock Market Risks: The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Fund, the Fund's investment adviser or its portfolio managers.

Stock Selection Risks: The strategies used by the Fund's portfolio manager in selecting stocks for the Fund's portfolio may not always be successful. The investments may decline in value or not increase in value when the stock market in general is rising.

Non-Diversification Risks: As a non-diversified fund, the Fund has added risks because it may invest a greater percentage of assets in a more limited number of issuers compared to other mutual funds.

Small and Medium Companies Risks: Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Technology-Related Companies Risks: The Fund will be subject to greater than average risk because of its focus on technology-related companies. Some of the special risks of technology-related companies include substantial investments in technological research and development that may or may not be successful, potentially rapid obsolescence of products or technology, above-average dependence upon proprietary rights such as patents. Technology-related companies may be subject to short product cycles and aggressive pricing which may increase their volatility. The value of investments in the technology-related companies can and often does fluctuate dramatically and may expose you to greater than average financial and market risk. Additionally, technology-related companies in this industry are dependent upon consumer and business acceptance as new technologies and products evolve.

Short-Selling Risks: Short selling involves greater risks that investing in stocks. Unlike regular stock investments, losses from short selling could be significantly larger than the Fund's original investment in the transaction. Losses from short-selling could be potentially unlimited and may result from general market forces, such as a lack of stock available for short sellers to borrow for delivery, or improving conditions with a company. Thus, an investment in the Fund may be more volatile than investments in many other mutual funds. Short selling also involves higher transaction costs than, and generally is not as tax efficient as that of, investing in stocks

Futures and Options Risks: The Fund may lose money on futures and options transactions because, among other things, the futures and options may be illiquid or their prices may not correlate perfectly with the securities or indices underlying them or with the prices of any investments which they are intended to hedge, or because the Fund's portfolio manager forecasts market or price movements incorrectly. The Fund also incurs transaction costs when it opens or closes futures or option positions.

Leveraging Risks: Borrowing money to invest in additional securities ("leverage") increases the Fund's market exposure and risk and may result in losses. The interest that the Fund must pay on borrowed money will reduce its net gains or increase any losses.

Please see "More on the Funds' Investment Strategies and Related Risks" for further information.

Performance Summary
As a recently organized series of the Trust, the Fund has little operating history. Accordingly, no performance information for the Fund has been included in this prospectus.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
      --------------------------------------------------------- ----------
      Maximum sales charge (load) imposed on purchases          None
      Maximum sales charge (load) imposed on reinvested         None
      dividends
      Maximum deferred sales charge (load)                      None
      Exchange fee                                              None(1)
      Redemption fee                                            None(2)
      Maximum account fee                                       None(3)
      --------------------------------------------------------- ----------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
      --------------------------------------------------------- ----------
      Management Fees                                           1.50%
      Distribution (12b-1) Fees                                 None
      Other Expenses(4)                                         0.45%
      Total Annual Fund Operating Expenses(5)                   1.95%
      --------------------------------------------------------- ----------
(1) The Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Trust. The Transfer Agent does not charge a transaction fee for written exchange requests.
(2) The Fund's transfer agent charges a wire redemption fee of $15 and IRA accounts are charged a $15 redemption fee.
(3)  IRA Accounts are assessed a $12.50 annual fee.
(4) The percentage in "Other Expenses" is based on estimated amounts for the current fiscal year. The Fund's administrator receives an annual compensation of 0.45% of average daily net assets for Fund administration duties. From this compensation, the administrator pays all expenses of the Fund.
(5) Under the Investment Advisory and Management Agreement dated November 10, 2000, the Fund's investment adviser has contractually agreed that the Fund's total annual operating expenses will be 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion; provided, however, that such agreement does not extend to the Fund's expenses, estimated to be 0.25% of such assets, due to holding or carrying a Fund's securities, including without limitation expenses of dividends on stock borrowed to cover a short sale or interest, fees or other charges incurred in connection with any leverage and related borrowings. This arrangement is definite for two years until September 8, 2002 and will continue thereafter as long as the Fund's Board of Trustees annually renews the Investment Advisory and Management Agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

                             1 Year                 3 Year
                             ------                 -------
                             $ 198                   $ 612


More on the Funds' Investment Strategies and Related Risks
--------------------------------------------------------------------------------

The ChangeWave Fund

To achieve its goal of long-term growth of capital, the Fund invests at least 65% of its assets in common stocks of U.S. and foreign companies of any size. The Fund seeks companies that are strategically positioned to be the primary beneficiaries of the waves of changes in a range of industries that the portfolio manager likes to refer to as the "New Economy Enabling Technology Industries" or the "NETI." The Fund expects companies within the NETI to benefit from the new high speed, broadband wireline and wireless data communications services currently being introduced throughout the world.

In selecting portfolio investments, the Fund's portfolio manager screens possible NETI industries based principally on (1) their five-year cumulative annual growth rates, (2) five-year market opportunities and average gross profit margins and (3) on third-party NETI-focused research. The Fund's portfolio manager then uses fundamental and technical analysis criteria to arrive at a portfolio of approximately 35 to 50 equity securities, primarily common stocks. Please see "Investment Styles" for further information about fundamental and technical stock market analysis and statistical portfolio analysis methods.

Introduction of Broadband Communications Services and the Internet-Related Risks. Although the Fund does not concentrate its investments in any single industry, the Fund will be subject to greater risk because of its focus on companies and industries affected by the waves of changes due to the introduction of broadband communication services around the world, including Internet-related industries. The introduction of new broadband communications services is dependent upon consumer and business acceptance as new services and technologies evolve as well as the existing Internet. Special risks include substantial investments in technological research and development that may or may not be successful, potentially rapid obsolescence of products or technology, dependence upon governmental policies regarding introduction of new broadband communications services, above-average dependence upon proprietary rights such as patents. The NETI may be characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, and enhancements, and changing customer demands. The failure of a company to adapt to such changes could have a material adverse effect on the company's business, results of operations, and financial condition. In addition, the widespread adoption of new technologies or other technological changes could require substantial expenditures by a company to modify or adapt its services or infrastructure, which could have a material adverse effect on its business, results of operations, and financial condition. Investments in companies of the NETI may be highly volatile.

The Masters 100 Fund

To achieve the Fund's goal of capital appreciation, the Fund's investment adviser selects the Fund's investments based primarily upon the investments of the m100's Virtual Funds, which are the 100 best performing Virtual Funds(TM) of out of over 40,000 such Virtual Funds managed by over 30,000 Members of the Website. The Fund's investment adviser generally seeks a Fund portfolio corresponding to various weightings of the m100 Virtual Funds and their investments. By varying the weightings from time to time, the Fund's investment adviser seeks to achieve real Fund performances matching or exceeding the Virtual Performances of a portfolio equivalent to the simple aggregation of the portfolios of the m100 Virtual Funds. The Fund's portfolio manager generally buys and sells the Fund's investments seeking to achieve the chosen weightings. However, from time to time, the Fund may invest in securities not contained in the m100's Virtual Funds and may invest in securities or use investment techniques not available to Members or Virtual Funds as described below in "Investment Styles," "Investments Common to All Funds" and "Risks Common to All Funds."

The Publisher's basic premise in operating the Website is that given sufficiently large numbers of competitive Members and Virtual Funds, it is statistically likely that the Members managing the very best performing Virtual Funds will have outperformed most, if not all, of the approximately 4,000 U.S. professional equity fund managers and their funds during the same periods.

Accordingly, the Publisher operates the Website for several purposes. One is to generate, gather, organize and publish for subscribers to its financial publishing services certain financial and investment information, data and statistics relating to Members' Virtual Funds. Another is to identify those Members whose Virtual Funds have achieved superior, verifiable Virtual Performances. From this group of the world's best virtual equity fund portfolio managers, the Publisher hopes to recruit new professional portfolio managers for the Fund's investment adviser to hire and to manage its family of new or existing mutual funds. The Publisher believes that the opportunities it provides Members to win cash prizes and to become professional mutual fund portfolio managers, as well as the Members' sense of pride and public recognition resulting from being among the very best investors in the world, provide powerful incentives for the most talented Members to achieve superior Virtual Performances.

Under the Website's rules (which the Publisher may change from time to time), Members, individuals from around the world, need not meet any minimum educational, experience or professional qualifications or standards in order to create and manage Virtual Funds, i.e., Members may range from complete investment amateurs to professional investors. Each Member may create and operate up to 10 no-load Virtual Funds, each seeded with one million fictitious dollars cash. Currently, Members may make fictitious investments only in domestic equity securities for which the Website's securities pricing services customarily provide regular pricing information, which currently includes all equity securities traded or listed on major U.S. national or regional exchanges, The NASDAQ System, and the over-the-counter markets, including, subject to the limitations of the Investment Company Act of 1940, as amended (the "Act"), closed-end investment companies and exchange traded funds as well as foreign securities represented by ADRs and international index ETFs. If in the future the Website's pricing services are extended to include major foreign exchanges and over-the-counter markets, Members and Virtual Funds may be allowed to invest in foreign securities other than ADRS and international index ETFs. Although the Fund is not itself limited to domestic securities, the Fund will provide its shareholders with at least 60 days notice before purchasing any foreign securities other than ADRs and international ETFs. Although the Fund is not so limited, in general, Members and Virtual Funds are not permitted to trade options, bonds, futures, commodities or mutual funds or to leverage. At any one time, no Virtual Fund may hold more than 200 different equity securities, but the Fund is not similarly limited.

To simulate the operations of real mutual funds, the Website charges each Virtual Fund a fictitious commission of $0.05 per share for each securities trade and charges each a fictitious management fee at the annual rate of 2.0% (or 200 basis points) of each Virtual Fund's average annual net assets. The
Website automatically provides the trading, cash management, portfolio accounting and other support services necessary to operate a real mutual fund portfolio, including the calculation of each Virtual Fund's daily net asset value and thus, Virtual Performance, all in accordance with mutual fund industry and regulatory standards and requirements. Thus, the Website can rank order all of its Virtual Funds by their respective Virtual Performances over any time period, from one day to many years. The Website's rules may be viewed in their entirety at http://marketocracy.com/rules.html.

Statistical Premise and m100 Risks. Although the Fund's investment adviser agrees with the Publisher's basic premise, i.e., that it is statistically likely that Members managing the 100 best performing Virtual Funds will outperform the vast majority of the approximately 4,000 U.S. professional equity fund managers and their funds, it is statistically possible that in actual experience they will not. This statistical premise, as well as the success of the Fund's principal strategies, is continent upon the Publisher maintaining sufficiently large numbers of competitive Members and Virtual Funds. Maintaining such numbers depends upon a variety of factors outside the control of the Fund or its investment adviser, including the level of commitment of Members and the incentives provided them to continue achieving superior Virtual Performances. Also, the success of the Fund's principal strategies depends upon the continued availability of the m100 subscription service and the continued financial viability of the Publisher and its business. In addition, the strategies used by the Members or the Fund's investment adviser in selecting, respectively, the m100 Virtual Funds' portfolios and Fund's portfolio (including the weightings of m100 Virtual Fund portfolios and securities), may not always be successful.

Market Manipulation Risks. It is possible that the Website may attract certain Members seeking to manipulate or otherwise influence the real market price of a particular equity security, either by including such securities in their Virtual Funds or by attempting to send messages to certain Members. However, the Fund does not invest in an equity security just because it is included in some
Member's Virtual Fund or is the subject of a Website message posting. Rather, the Fund generally invests in a security only if it is a fictitious investment of one of the m100's Virtual Funds, i.e., one the 100 best performing Virtual
Funds out of over 40,000 Virtual Funds. Also, the Fund's investment adviser reviews each security before purchasing it for the Fund. Furthermore, in general, neither the general public nor virtually all Members can post or read message postings regarding particular security or securities. Only Members who in the past have managed, or are currently managing, an m100 Virtual Fund and certain affiliated persons of the Publisher or the Fund's investment advisers can post or read messages regarding any particular security or securities. Nevertheless, there can be no assurance that the foregoing provides total protection against all attempts to manipulate or influence the securities markets regarding particular security.

The Medical Specialists Fund

To achieve its goal of long-term growth of capital, the Fund invests at least 65% of its assets in securities of companies in the medical/healthcare industry. At any point in time, however, the Fund may invest more than 25% of its assets in any one segment of the medical/healthcare industry.

The Fund considers the medical/healthcare industry to consist of companies primarily engaged in the design, manufacture or sale of products or services used for or in connection with medicine or healthcare. The Fund's portfolio manager considers a company to be primarily engaged in the medical or healthcare industry if over 50% of the company's actual or anticipated (1) products or services, or (2) assets, revenues or profits, are related to that industry.

The Fund's portfolio manager uses fundamental analysis to select securities by valuing a company and purchasing its securities if the portfolio manager believes the company's value exceeds its market price. The Fund values a company by focusing on the company's fundamental worth. Please see "Investment Styles" for further information about fundamental and technical stock market analysis methods.

Concentration of Investments in the Medical Industry. The Fund will be subject to greater risk because of its concentration of investments in the medical/healthcare industry generally and within specific segments thereof. Some of the special risks include substantial investments in technological research and development that may or may not be successful, potentially rapid obsolescence of products or technology, dependence upon governmental policies regarding reimbursement of healthcare costs, above-average dependence upon proprietary rights such as patents, and above-average governmental regulation, including approval of products and services. Companies in some segments of the medical/healthcare industry may be subject to short product cycles and aggressive pricing which may increase their volatility. The value of investments in the medical/healthcare industry can and often does fluctuate dramatically and may expose you to greater than average financial and market risk. Additionally, companies in this industry are dependent upon consumer and business acceptance as new technologies evolve. Concentrating investments in a single issuer or a group of issuers makes the value of the Fund's shares more susceptible to adverse developments affecting a single issuer or industry than a more diversified fund.

The Technology Plus Fund

To achieve its goal of capital appreciation, the Fund invests at least 65% of its total assets in common stocks of technology-related companies of any size. The Fund's portfolio manager uses fundamental research and analysis methods to identify companies that it believes have superior growth potential and considers factors such as sales, earnings, earnings growth, profit margins, debt, cash flow, insider transactions, and assessments of the companies' products and technologies. Please see "Investment Styles" for further information about fundamental and technical stock market analysis methods.

The Fund's portfolio manager uses the same techniques to identify companies that it believes are sufficiently over-valued and whose securities Fund the can sell short. The Fund also invests in investment grade fixed income and other money market instruments having an average maturity of three years or less, to collateralize or "cover" its short positions. The Fund also engages from time to time in hedging, option trading, leverage (including but not limited to margin trading) and investing in derivatives.

Short Sales. When the Fund's portfolio manager anticipates that the price of a security will decline, the portfolio manager may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

The Fund may enter into short sales on securities with a value of up to 40% of the Fund's total assets. Use of short sales by the Fund may have the effect of providing the Fund with investment leverage.

Options and Futures; Index Futures and Options. The Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

The Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Fund will be able to utilize these instruments effectively for the purposes stated above. Options and futures involve certain risks that are described below. Transactions in options and futures contracts involve brokerage costs and may require the Fund to segregate assets to cover its outstanding positions.

The Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. The Fund may also buy and sell index futures and options to increase its investment return.

Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by the Fund that are the subject of a hedge. The successful use by the Fund of the strategies described above further depends on the ability of the investment adviser to forecast market movements correctly. Other risks arise from the Fund's potential inability to close out futures or options positions. Although the Fund will enter into an options or futures transactions only if the investment adviser believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

The Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. The Fund may in certain instances purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of its investment adviser, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

The Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's net assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

Borrowing and Leverage. The Fund may borrow money to invest in additional portfolio securities. This practice, known as "leveraging," increases the Fund's market exposure and its risk. In addition, use of short sales by the Fund may provide the economic equivalent of the Fund's borrowing money. When the Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. The interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which the Fund will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on the ability of the Fund's portfolio manager to predict market movements correctly. The Fund may at times borrow money by means of reverse repurchase agreements.

Derivatives. Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. The Fund's return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives involve special risks and may result in losses. The Fund will be dependent on its portfolio manager's ability to analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Focus of Investments in the Technology-Related Companies. The Fund will be subject to greater than average risks because of its concentration in technology-related companies generally and with respect to certain types of technology. Some of the special risks include substantial investments in technological research and development that may or may not be successful, potentially rapid obsolescence of products or technology, and above-average dependence upon proprietary rights such as patents. Technology-related companies also are often subject to dependence upon governmental policies and governmental regulation, including approval of products and services. Technology-related companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Technology-related companies also are dependent upon consumer and business acceptance as new technologies and products evolve. The value of investments in technology-related companies can and often does fluctuate dramatically due to technology-specific changes or developments in the regulatory or competitive environments and may expose you to greater than average financial and market risk.

Investment Styles

In addition to the principal investment strategies described in each Fund's summary above, the Funds may at times use one or more of the strategies and techniques described below, each of which involves certain special risks.

Growth, Value or Blend Styles of Investing. Equity mutual funds generally emphasize either "growth" or "value" styles of investing or a "blend" of each. Growth funds generally invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price. Value funds generally invest in companies that appear under-priced according to certain financial measurements of their intrinsic worth or business prospects. Value generally funds appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. Blend funds seek to offer the best features of both growth and value styles. Except for the Masters 100 Fund, which follows the m100's Virtual Funds' investments, the Funds invest primarily in growth companies. Over time the Masters 100 may invest in growth or value companies or some blend or both depending upon the investments of the m100's Virtual Funds. Although certain of the Funds' investments may produce dividends, interest or other income, current income is not a consideration in selecting the Funds' investments.

Stock Market Analyses. The stock market analysis used in determining whether a particular security or group of securities are undervalued or overvalued relative to their current market prices generally falls into two major schools. The first major school is "fundamental analysis," which relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. The other major school is "technical analysis," which is not concerned with the financial position of a company, but instead relies on stock market price and volume movements through the use of charts and computer programs to identify and project trends in a market or security. Each Fund's portfolio manager principally uses fundamental research and analysis for all the Funds, but in some instances (for the Masters 100 Fund more than the other Funds) uses technical research and analysis as well.

Portfolio Security Selection. When applying fundamental analysis, each Fund's portfolio manager generally values a company by focusing on the company's "fundamental worth." A company's fundamental worth is the value of the basic businesses of the company, including products, technologies, customer relationships and other sustainable competitive advantages.

When analyzing fundamental worth of a company, the Fund's portfolio manager usually considers the company's assets and earning power, price-earnings ratios compared with sales and balance sheet strength, and whether or not the company has a strong competitive position in market share, brand identification, technological exclusivity, product and service. The Fund's portfolio manager also may review traditional financial data such as return on assets and equity, gross and net margins, inventory turns, book value, and debt-equity ratios. The Fund's portfolio manager may, from time-to-time, employ dividend and cash flow discounting models to determine the company's intrinsic value, and then compares to the company's current share price.

As part of its research, the Fund's portfolio manager may rely upon specific sources of information including general economic and industry data as provided by the U.S. Government, various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, Form 10-Ks, and quarterly statements, as well as direct interviews with company management.

When selling securities from a Fund's portfolio, the Fund's portfolio manager usually considers whether (1) the performance of the security has achieved the Fund's investment objective, (2) the Fund's portfolio manager's outlook has changed about the security (e.g. anticipated changes in the company's market place or product line do not result); and (3) the security is no longer attractive because it no longer meets the Fund's criteria for purchase or because of circumstances impacting the security's value (e.g., unexpected regulatory delays). However, the portfolio manager for the Masters 100 Fund generally tends to purchase and sell that Fund's securities seeking to achieve the chosen weightings of the portfolios and investments of the m100's Virtual Funds. The Fund's portfolio manager also may consider anticipated or actual market shifts or threats to capital.

Temporary Defensive Strategies. At times, the Fund's investment adviser or its portfolio manager may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund's investment adviser or portfolio manager may temporarily use alternative strategies primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, a Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities the Fund's investment adviser or portfolio manager believes to be consistent with the Fund's best interests. Such action may help the Fund minimize or avoid losses during adverse market, economic or political conditions. If such a temporary "defensive" strategy is implemented, a Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Non-Diversification. Under the Investment Company Act, all mutual funds must elect to be "diversified" or "non-diversified." As non-diversified mutual funds, the Funds each may invest half of its total assets in two or more securities, while the other half is spread out among investments not exceeding 5% of the Fund's total assets at the time of purchase. As a result, each Fund has the ability to take larger positions in a smaller number of securities than diversified mutual funds. These limitations do not apply to U.S. Government securities.


Investments Common to All Funds

Equity Securities. The equity securities in which the Funds may invest include common stock, preferred stock, convertible preferred stock, warrants, securities purchased on a when-issued basis and securities that are convertible into, or exchangeable for, equity securities and securities relating to, or made up of, collections of equity securities, including ADRs and ETFs. These equity securities typically are traded on a national or regional securities exchange, the NASDAQ System or over-the-counter, and may include securities of both large (over $1 billion capitalized) companies as well as smaller (less than $1 billion capitalized) companies.

Fixed Income, Debt and Other Debt Securities. Each of the Funds also may hold a portion of its assets in cash and certain fixed income, debt securities and money market interests. From time to time, if the Fund's investment adviser believes investing in such securities might help achieve the Fund's objective, each Fund may invest in U.S. government and corporate notes, bonds and other debt securities, money market instruments, and, subject to the Act, money market funds. The Funds may invest in debt securities to the extent consistent with its investment policies. However, the respective investment advisers and portfolio managers of The ChangeWave Fund, The Masters 100 Fund and The Medical Specialists Fund expect that under normal circumstances those Funds would not likely invest a substantial portion of their assets in debt securities. The Funds are limited to investing up to 35% of their total assets, except that The Technology Plus Fund may invest as necessary to collateralize or "cover" its short selling positions, which may be up to 40% of its total assets. The Funds will invest only in securities rated "investment grade" or considered by the investment adviser to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities.


Risks Common to All Funds

Stock Market Risks. Each Fund invests primarily in equity securities (principally common stocks), which by definition entail risk of loss of capital. Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions and other factors beyond the control of the Fund, the Fund's investment adviser or its portfolio manager. Securities in a Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities may be inactively traded, and thus may not be readily bought or sold. Although profits in some of a Fund's holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Non-Diversified Investment Companies Risks. The Funds are all "non-diversified" mutual funds under the Investment Company Act and may invest their assets in a more limited number of issuers than may other mutual funds. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in the securities of any one issuer other than U.S. Government securities and other securities of certain other investment companies and, with respect to 50% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities and securities of certain other investment companies). Thus, each Fund may invest up to 25% of its total assets in the securities of any two issuers. This practice involves an increased risk of loss to a Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.

Small and Medium-Sized Companies Risks. Each of the Funds may, from time to time, invest a substantial portion of its assets in companies with small or medium-sized capitalization. Small or medium-sized capitalization companies often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, such companies may have been recently organized, and have little or no track record or success. Also, less publicly available information about the issuers of these securities or less market interest in such securities may be available than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. In many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small capitalization companies may be subject to wider price fluctuations than the fluctuations for larger capitalization companies. When making large sales of securities having small trading volumes, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

Portfolio Turnover Risks. A change in the securities held by a Fund is known as "portfolio turnover." The length of time a Fund has held a particular security is not generally a consideration in investment decisions. However, the investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. In addition, the Fund's investment adviser or its portfolio manager also may engage in active trading of its portfolio securities to achieve its investment goals. Each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. The Funds may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in securities prices. These practices could result in the Fund experiencing a high turnover rate (100% or more) and could negatively affect a Fund's performance. The Masters 100 Fund in particular may be subject to higher than average turnover rates simply because its portfolio will reflect trades by 101 portfolio managers in 101 portfolios as well as changes of the 100 Virtual Funds constituting the m100. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates.

Management of the Funds
--------------------------------------------------------------------------------
Investment Advisers

Marketocracy Capital Management LLC. The Trust retains Marketocracy Capital Management LLC ("MCM"), to manage the investments of The ChangeWave Fund, The Masters 100 Fund and The Technology Plus Fund. MCM is located at 881 Fremont
Street, Suite B2, Los Altos, California 94024. MCM has no other assets under management besides The ChangeWave Fund, The Masters 100 Fund and The Technology Plus Fund. MCM uses ChangeWave Capital Management, LLC ("CWCM") as a sub-adviser to The ChangeWave Fund, and Skye Investment Advisors LLC ("SIA") as a sub-adviser to The Technology Plus Fund.

Ingenuity Capital Management LLC. The Trust retains Ingenuity Capital Management LLC ("ICM") to manage the investments of The Medical Specialists Fund. ICM is located at 26888 Almaden Court, Los Altos, California, 94022. ICM was the investment adviser of the Fund while it was still The Firsthand Medical Specialists Fund. (The Medical Specialists Fund commenced the public offering of its shares on December 10, 1997, as "The Firsthand Medical Specialists Fund," a series of The Firsthand Funds, a Delaware business trust. On March 5, 2000, shareholders of The Firsthand Medical Specialists Fund approved reorganizing the Fund into The Ingenuity Medical Specialists Fund, now called The Marketocracy Medical Specialists Fund, a series of the Trust. The reorganization was effective on March 15, 2000.) ICM has no other assets under management besides The Medical Specialists Fund.

Portfolio Managers

Kendrick W. Kam is the portfolio manager of The Masters 100 Fund and The Medical Specialists Fund (the latter ever since its inception as a series of Firsthand Funds). Mr. Kam is the President of Marketocracy Capital Management LLC ("MCM") since its formation in June 2000 and the President of Ingenuity Capital Management LLC ("ICM") since its formation in 1999. From 1994 until 1999, Mr. Kam served as a portfolio manager for several of the Firsthand Funds, which were technology- and medical-related mutual funds, and was President and co-founder of Firsthand Capital Management, Inc. (formerly Interactive Research Advisers, Inc.), the investment adviser to Firsthand Funds. Prior to 1994, Mr. Kam was co-founder and Vice President of Marketing and Finance for Novoste Puerto Rico, Inc., a medical device company headquartered in Aguadilla, Puerto Rico. Mr. Kam holds a Bachelor of Science Degree in Finance from Santa Clara University and a Masters of Business Administration in Marketing from Stanford University.

Tobin S. Smith is the portfolio manager for The ChangeWave Fund and has served as portfolio manager of the Fund ever since its inception. Mr. Smith has been Chairman and Chief Investment Officer of CWCM since August 2000. From October 2000 to the present, Mr. Smith, in addition to his duties at CWCM and its affiliates, has served as an independent consultant to Phillips International, an advisory and direct research publishing company, for whom Mr. Smith served as Vice President from 1995 to September 2000. From August 1999 to March 2000, Mr. Smith served as portfolio manager of ChangeWave Capital Partners, a private hedge fund that used many of the same investment strategies used by the ChangeWave Fund. From November 2000 to present, Mr. Smith also serves as General Partner and Portfolio Manager of ChangeWave Capital Partners L.P., a private hedge fund utilizing many of the same strategies used by the ChangeWave Fund. Mr. Smith also authored ChangeWave Investing, a book published in June 2000 and listed as a New York Times bestseller. Mr. Smith also appears frequently on television and radio programs regarding various investment topics. Mr. Smith attended California State Long Beach majoring in Finance and Marketing Management.

Paul L. McEntire, is the portfolio manager for The Technology Plus Fund and has served as portfolio manager of the Fund ever since its inception. Mr. McEntire has been Chairman and Managing Member of SIA since 1996. From 1999 to 2001, Mr. McEntire served as portfolio manager for the Bearguard Fund, a mutual fund whose principal investment strategy was short selling common stocks. From 1989 to 1996, Mr. McEntire served as Chairman and chief executive officer of Skye Investments, Inc., the predecessor of SIA ("SII"). From 1994 to 1997, Mr. McEntire served as a broker with Brookstreet Securities Corporation in Irvine, California. From 1993 to 1994, Mr. McEntire served as a broker with PaineWebber, Inc. in Menlo Park, California. Mr. McEntire graduated Phi Beta Kappa from Stanford University in 1965 with a Bachelor of Science degree in Mathematics and received a Master of Science in Mathematics from the State University of New York at Buffalo in 1972 and received a PhD in Engineering-Economic Systems from Stanford University in 1982.

Fees

The Funds' investment adviser, MCM or ICM, as the case may be, receives an investment advisory and management fee from the Fund at the annual rate of 1.50% of the average daily net assets of the Fund. Each Fund's Investment Advisory and Management Agreement also requires the Fund's investment adviser to waive its management fees and, if necessary, reimburse expenses of a Fund to the extent necessary to limit such Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. For The Medical Specialists Fund's fiscal year (six months) ended June 30, 1999, ICM received aggregate management fees of 1.50% of the Fund's average daily net assets for such fiscal year.

Fund Administration, Transfer Agent, and Custody Services

As fund administrators and not as investment advisers, Marketocracy Capital Management LLC and Ingenuity Capital Management LLC, provide services to The ChangeWave Fund, The Masters 100 Fund and The Technology Plus Fund, and to The Medical Specialists Fund, respectively. Firstar Mutual Fund Services, LLC provides transfer agent services to each Fund and is located in Milwaukee, Wisconsin. Firstar Bank, N.A., serves as custodian for each Fund.

Distributor

Rafferty Capital Markets, Inc. serves as principal underwriter for each Fund and as such, is the exclusive agent for the distribution of shares of such Fund.

How to Purchase Shares
--------------------------------------------------------------------------------
Opening an Account - $10,000 Minimum
You may open an account directly through the Funds' Transfer Agent or through a brokerage firm or financial institution that has agreed to sell the Funds' shares. An account application is included with this prospectus.

Your initial investment in the Fund ordinarily must be at least $10,000. Lower minimums are available if you are purchasing shares of the Fund through certain brokerage firms. If you are investing for an IRA, the minimum initial investment is $2,000.

Additional Investments - $50 Minimum
You may purchase and add shares to your account through the Funds' Transfer Agent or through a brokerage firm or financial institution that has agreed to sell the Funds' shares. The minimum additional investment is $50. Each additional purchase request must contain the account name and number to permit proper crediting.

Purchasing Shares Through Your Broker
Any order placed with a brokerage firm is treated as if it were placed directly with the Trust. Your shares will be held in a pooled account in the broker's name, and the broker will maintain your individual ownership information. In addition, your brokerage firm may charge you a fee for handling your order. Your brokerage firm is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Trust's prospectus. Purchase orders given to such agents must be received by the Transfer Agent prior to 4:00 p.m., Eastern time, on any business day to be confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of agents to transmit properly completed orders promptly. Agents may charge a fee (separately negotiated with their customer) for effecting purchase orders.

Purchasing Shares by Mail
You may also open an account and make an initial investment in the Funds by sending a check and a completed account application form to the addresses below. Checks should be made payable to "Marketocracy Funds." Third party checks will not be accepted.

By Regular Mail                            By Overnight Mail
Marketocracy Funds                         Marketocracy Funds
Firstar Mutual Fund Services, LLC          Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street
Milwaukee, Wisconsin  53201-0701           Milwaukee, Wisconsin  53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Purchasing Shares by Wire
Provided the Trust has received a completed account application form, you may also purchase shares of the Funds by bank wire. Please telephone the Transfer Agent (Nationwide toll-free 1-888-884-8482) for instructions. You should be prepared to give the Fund name, the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank that will wire the money. Your investment will be made at the next determined net asset value after your wire is received together with the account information indicated above. If the Transfer Agent does not timely receive and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you must mail a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon 30 days prior notice to shareholders. You may use the following wire instructions:

                  Firstar Bank, N.A.
                  Milwaukee, WI  53202
                  ABA #:  042000013
                  Credit:  Firstar Mutual Fund Services, LLC
                  Account #:  112-952-137
                  Further Credit:   Marketocracy Funds, name of Fund
                      (name/title on the account & account #)

Automatic Investment Plan
By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments in the Funds from your bank, savings and loan or other depository institution account. The minimum investment must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon 30 days written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account, which would reduce your return from an investment in the Funds. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

When Purchase Orders are Received
Shares of the Funds are sold on a continuous basis at the net asset value next determined after the Trust or an agent has received your purchase order. Purchase orders received by the Transfer Agent prior to 4:00 p.m., Eastern time, on any business day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day.

The Transfer Agent (or your broker) mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the right to limit the amount of investments and to refuse to sell to any person. If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

How to Redeem Shares
--------------------------------------------------------------------------------
You may redeem shares of the Funds on any day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of your redemption request in the form described below. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Funds by certified check or wire. If you would like your proceeds to go somewhere other than your home address or bank address of record, you may send a letter of instruction signed by all owners of the account. The letter will need to have all signatures guaranteed by an eligible guarantor institution.

Redeeming By Telephone
You may redeem shares having a value of less than $50,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (nationwide toll-free 1-888-884-8482). The redemption proceeds will normally be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The telephone redemption privilege is automatically available to all new accounts (except for IRAs). If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Transfer Agent and instruct them to remove this privilege from your account.

You may change the bank or brokerage account which you have designated at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

The Transfer Agent reserves the right to suspend the telephone redemption privilege with respect to any account if the name(s) or the address on the account has been changed within the previous 30 days.

Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redeeming By Mail
You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $50,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed. Written redemption requests may also direct that the proceeds be deposited directly in a domestic bank or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are normally mailed within three business days following receipt of instructions in proper form.

Redeeming Through Broker-Dealers
You may also redeem shares of the Fund by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may charge you a fee for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to promptly transmit wire redemption orders.

Additional Redemption Information
If your instructions request a redemption by wire, the proceeds will be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application and you will be charged a $15 processing fee by the Fund's Transfer Agent. The Trust reserves the right, upon 30 days written notice, to change the processing fee. All charges will be deducted from your account by redeeming shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution by way of an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

The Trust reserves the right to require you to close your account, other than an IRA account, if at any time the value of your shares is less than $10,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given 60 days to increase the value of your account to the minimum amount.

The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Funds taken at current value. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Exchanging Shares
--------------------------------------------------------------------------------

You may exchange shares between one Fund and another. Exercising the exchange privilege is really two transactions: a sale of shares in one Fund and the purchase of shares in another. The same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequence as ordinary sales and purchases and you could realize short or long-term capital gains or losses. Generally, exchanges may only be made between identically registered accounts unless you send written instructions with a signature guarantee. The Transfer Agent charges a $5.00 fee for each exchange transaction executed via the telephone.

Shareholder                                                             Services
--------------------------------------------------------------------------------
Contact the Transfer Agent (nationwide toll-free 1-888-884-8482) for additional information about the shareholder services described below.

Retirement Plans
You may purchase shares of the Funds for your individual retirement plans. Please call the Transfer Agent at the above number for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Shareholder Reports and Confirmations
As a shareholder, you will be provided annual and semi-annual reports showing the Funds' portfolio investments and financial information. Account and tax statements will be mailed to you on an annual basis. You will also receive confirmations of your purchases and redemptions of Fund shares.

Dividends and Distributions
--------------------------------------------------------------------------------
The Funds expect to distribute substantially all of its net investment income and net realized gains, if any, at least annually. Unless you provide a written request to receive payments in cash, your dividends and distributions will automatically be reinvested in additional shares of the Funds. You may indicate on your application whether or not you wish to have your dividends distributed in cash payments. All distributions will be based on the net asset value in effect on the payable date.

If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value. All future distributions will automatically be reinvested in shares of the Fund. No interest will accrue on amounts represented by uncashed distribution checks.

Taxes
--------------------------------------------------------------------------------
The Funds intend to continue to qualify and to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code by annually distributing substantially all of its net investment company taxable income, net tax-exempt income and net capital gains in dividends to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Funds will not be subject to federal income tax or excise tax on that part of its investment company taxable income and net realized short-term and long-term capital gains which it distributes to its shareholders in accordance with the Internal Revenue Code's timing requirements.

Dividends and distributions paid to shareholders (whether received in cash or reinvested in additional shares) are generally subject to federal income tax and may be subject to state and local income tax. Dividends from net investment income and distributions from any excess of net realized short-term capital gains over net realized capital losses are taxable to shareholders (other than tax-exempt entities that have not borrowed to purchase or carry their shares of the Funds) as ordinary income.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by a Fund to its shareholders are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its assets. Redemptions of shares of the Funds are taxable events on which you may realize a gain or loss.

The Trust will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. The Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Calculation of Share Price
--------------------------------------------------------------------------------
The share price (net asset value) of the shares of the Funds is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business and may also be determined on any other day when there is a purchases or redemption of the shares of the Funds. The net asset value per share of the Funds is calculated by dividing the sum of the value of the securities held by a Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the particular Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of net asset value after the order is placed.

Portfolio securities are valued as follows:

(1) securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price,

(2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued,

(3) securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and

(4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

NOTE: If the Funds have portfolio securities that are primarily listed on foreign exchanges and trade on weekends or other days when the Funds do not price their shares, please note that the net asset value of the Funds' shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights table below shows financial performance information of The Medical Specialists Fund. The Medical Specialist Fund is a former series of Firsthand Funds that was managed by the same investment adviser and portfolio manager and was reorganized into the Trust on March 15, 2000. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that you would have earned or lost on an investment in The Medical Specialists Fund (assuming you reinvested all dividends and distributions). This information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. There are no financial highlights to report for The ChangeWave Fund or The Technology Plus Fund because those Funds have recently commenced operations.

----------------------------------------- ------------ ---------- ---------- ------------
                                          Six Months   Year         Year       Period
                                             Ended     Ended       Ended        Ended
                                          6/30/00(D)   12/31/99   12/31/98    12/31/97(A)
----------------------------------------- ------------ ---------- ---------- ------------
Net asset value at beginning of period      $14.17       $9.66     $10.12      $10.00
                                          ------------ ---------- ---------- ------------
Income from investment operations:
    Net investment income (loss)            (0.10)      (0.06)     (0.10)       0.01
    Net realized and unrealized gains
    (losses) on investments                  2.75        5.05      (0.36)       0.11
                                          ------------ ---------- ---------- ------------
Total from investment operations             2.65        4.99      (0.46)       0.12
                                          ------------ ---------- ---------- ------------
Less distributions:
    Dividends from net investment income      --          --         --          --
    Distributions from net realized gains     --        (0.48)       --          --
                                          ------------ ---------- ---------- ------------
Total distributions                           --        (0.48)       --          --
                                          ------------ ---------- ---------- ------------

Net asset value at end of period            $16.82      $14.17      $9.66      $10.12
                                          ------------ ---------- ---------- ------------

Total return                               18.70%(B)    52.13%     (4.55)%    1.20%(B)
                                          ------------ ---------- ---------- ------------

Net assets at end of period (millions)       $46.9       $16.6      $4.5        $2.4
                                          ------------ ---------- ---------- ------------

Ratio of expenses to average net assets    1.95%(C)      1.77%      1.95%     1.81%(C)

Ratio of net investment income (loss) to
    average net assets                    (1.32)% (C)   (0.91)%    (1.33)%    1.75%(C)

Portfolio turnover rate                       19%         71%       160%         0%
----------------------------------------- ------------ ---------- ---------- ------------

(A) Represents the period from the commencement of operations (December 10, 1997) through December 31, 1997.
(B)  Not Annualized.
(C)  Annualized.
(D) Effective March 15, 2000, the Fund's fiscal year end was changed to June 30 from December 31.


Marketocracy Funds
881 Fremont Street, Suite B2
Los Altos, California 94024

Underwriter                                Investment Advisers
Rafferty Capital Markets, Inc.             Ingenuity Capital Management LLC
1311 Mamaroneck Avenue                     26888 Almaden Court
White Plains, NY  10605                    Los Altos, CA  94022

Transfer Agent                             Marketocracy Capital Management LLC
Firstar Mutual Fund Services, LLC          881 Fremont Street, Suite B2
615 East Michigan Street                   Los Altos, California 94024
Milwaukee, WI  53202



Additional  information  about  the  Funds  is  included  in  the  Statement  of
Additional Information ("SAI") dated _______________, 2001, which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected the Funds' performance during the last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make shareholder inquiries about the Funds, please call:

                                 1-888-884-8482

or visit the Marketocracy Funds Internet site, http://funds.marketocracy.com. You also may review and obtain copies of Funds information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund also are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of information may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

                                                    Investment Act No. 811-09445



                               MARKETOCRACY FUNDS





                       THE MARKETOCRACY CHANGEWAVE(R) FUND

                       THE MARKETOCRACY MASTERS 100sm FUND

                    THE MARKETOCRACY MEDICAL SPECIALISTS FUND
                      THE MARKETOCRACY TECHNOLOGY PLUS FUND



                       STATEMENT OF ADDITIONAL INFORMATION

                                 , ______, 2001




This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus of Marketocracy Funds (formerly "Ingenuity Capital Trust") dated ______, 2001. A copy of the Prospectus can be obtained by calling the Trust toll-free at 1-888-884-8482, or by writing the Trust at 881 Fremont Street, Suite B2, Los Altos, California 94024 or by visiting the Marketocracy Funds Internet site http://funds.marketocracy.com.

The audited financial statements for the Medical Specialists Fund for the fiscal year ended June 30, 2000 are incorporated by reference to Marketocracy Funds' June 30, 2000 Annual Report.




                                TABLE OF CONTENTS


THE TRUST.....................................................................3
INVESTMENTS, POLICIES AND RISKS...............................................3
INVESTMENT RESTRICTIONS......................................................21
TRUSTEES AND OFFICERS........................................................22
INVESTMENT ADVISORY AND OTHER SERVICES.......................................24
THE UNDERWRITER..............................................................28
SECURITIES TRANSACTIONS......................................................28
PORTFOLIO TURNOVER...........................................................29
PURCHASE, REDEMPTION AND PRICING OF SHARES...................................29
TAXES........................................................................31
HISTORICAL PERFORMANCE INFORMATION...........................................33
CUSTODIAN....................................................................35
LEGAL COUNSEL AND AUDITORS...................................................35
FIRSTAR MUTUAL FUND SERVICES, LLC............................................35
FINANCIAL STATEMENTS.........................................................35
APPENDIX A...................................................................36



THE TRUST
--------------------------------------------------------------------------------

     Marketocracy Funds (the "Trust") (formerly "Ingenuity Capital Trust"), an open-end management investment company, was organized as a Delaware business trust on July 20, 1999. On June 2, 2000, the Trust changed its name from Ingenuity Capital Trust to Marketocracy Funds. The Trust currently offers three series of shares to investors, The Marketocracy ChangeWave(C)Fund, The Marketocracy Masters 100smFund, The Marketocracy Medical Specialists Fund and The Marketocracy Technology Plus Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a non-diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time.

     Shares of each Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by Fund except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

INVESTMENTS, POLICIES AND RISKS
--------------------------------------------------------------------------------

     A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below:

     MAJORITY. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of the Funds) means the lesser of (1) two-thirds or more of the outstanding shares of the Trust (or that Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or that Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or that Fund).

     The following investments, policies and risks are common to all of the Funds (except as otherwise expressly noted):

     DEBT SECURITIES. Each of the Funds may invest in debt obligations of corporate issuers, the U.S. Government, states, municipalities or state or municipal government agencies that in the opinion of the Fund's portfolio manager offer long-term capital appreciation possibilities because of the timing of such investments. Each of the Funds intends that no more than 35% of its total assets will be comprised of such debt securities. However, please see also "Debt Securities" below regarding investments, policies and risks specific to The Technology Plus Fund.

     Investments in such debt obligations may result in long-term capital appreciation because the value of debt obligations varies inversely with prevailing interest rates. Thus, an investment in debt obligations that is sold at a time when prevailing interest rates are lower than they were at the time of investment will typically result in capital appreciation. However, the reverse is also true, so that if an investment in debt obligations is sold at a time when prevailing interest rates are higher than they were at the time of investment, a capital loss will typically be realized. Accordingly, if each of the Funds invests in the debt obligations described above, such investments will generally be made when that Fund's portfolio manager expects that prevailing interest rates will be falling, and will generally be sold when the Fund's portfolio manager expects interest rates to rise.

     Each Fund's investments in this area will consist solely of investment grade securities (rated BBB or higher by Standard & Poor's Ratings Group or Baa or higher by Moody's Investors Service, Inc., or unrated securities determined by the Fund's portfolio manager to be of comparable quality). While securities in these categories are generally accepted as being of investment grade, securities rated BBB or Baa have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. In the event a security's rating is reduced below the Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Fund's portfolio manager's assessment of the most opportune time for sale.

     To the extent each Fund invests in bonds, it will be exposed to the risks of bond investing. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Also, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield. A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition. Because bond values fluctuate, the Fund's share price fluctuates.

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's policy with respect to illiquid investments unless, in the judgment of the Fund's portfolio manager, such note is liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer's parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Issuers of commercial paper rated A (highest quality) by Standard & Poor's have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

     BANK DEBT INSTRUMENTS. Bank debt instruments in which each Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. No Fund will invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. No Fund will enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after a Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time a Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to a Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Fund's portfolio manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

     MONEY MARKET FUNDS. Subject to the limits prescribed by the 1940 Act, each Fund may invest a portion of its assets in money market investment companies. In the ordinary course of business, the Funds' cash balances are invested at the end of each day in a money market fund advised by an affiliate of the Funds' transfer agent. Investment in a money market investment company involves payment of such company's pro rata share of advisory and administrative fees charged by such company, in addition to those paid by a Fund.

     WARRANTS. Each Fund may invest a portion of its assets in warrants, but only to the extent that such investments do not exceed 5% of that Fund's net assets at the time of purchase. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

     EXCHANGE TRADED FUNDS. An exchange traded fund ("ETF") generally is a closed-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. The portfolios of ETFs generally consist of common stocks that closely track the performance and dividend yield of specific securities indices, either broad market, sector or international. EFTs provide investors the opportunity to buy or sell throughout the day an entire portfolio of stocks in a single security. Although index mutual funds are similarly, they generally are traded only once per day at market close.

     INITIAL PUBLIC OFFERINGS. Each Fund may purchase shares in initial public offerings (IPOs). Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of each Fund's portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs have added risks because their shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

     FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, each Fund may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or which are represented by American Depository Receipts ("ADRs") and listed on domestic securities exchange or traded in the United States on over-the-counter markets.

     ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment strategies, ADRs are deemed to have the same classification as the underlying securities they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Although denominated in U.S. dollars, the market price of ADRs may be affected by currency fluctuations in the currency of the underlying security.

     ADR facilities may be established as either "unsponsored" or "sponsored." A sponsored depositary is required to provide shareholder information under its contractual arrangements with the issuer, including reliable financial statements. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Because each Fund may invest in foreign securities, an investment in the Funds involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

     NON-DIVERSIFICATION OF INVESTMENTS. Each Fund is operated as a "non-diversified" portfolio. As a non-diversified investment company, each Fund may be subject to greater risks than diversified companies because of the possible fluctuation in the values of securities of fewer issuers. However, at the close of each fiscal quarter at least 50% of the value of each Fund's total assets will be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) U.S. Government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than U.S. Government securities and securities of other regulated investment companies) of any one or more issuers which meet the following limitations: (a) no Fund will invest more than 5% of its total assets in the securities of any such issuer and
(b) the entire amount of the securities of such issuer owned by no Fund will represent more than 10% of the outstanding voting securities of such issuer. Additionally, not more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer.

     LOANS OF PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or U.S. Government obligations, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. Each Fund will limit the amount of its loans of its portfolio securities to no more than 30% of its total assets.

     Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by each Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. Each Fund receives amounts equal to the dividends or interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. Each Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Fund's investment adviser or any affiliated person of the Trust or an affiliated person of the Fund's investment adviser or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. No Fund will invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non negotiable fixed time deposits with maturates over seven days, over-the-counter options and certain restricted securities not determined by the Trustee to be liquid.

     OPTIONS.

     Put and Call Options. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period.

     Purchasing Put and Call Options. Each Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, a Fund would be in a position to realize a gain if, during the option period, the price of the security or stock index increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security or stock index decreased or remained the same or did not increase during the period by more than the amount of the premium. If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

     Writing Covered Call Options. Each Fund may write covered call options on equity securities or futures contracts to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option is "covered" if a Fund either owns the underlying security (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire the underlying security through immediate conversion of securities, subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the exchanges on which the option is traded and the appropriate clearing agency.

     Writing Covered Put Options. Each Fund may also seek to earn additional income through receipt of premiums by writing covered put options. Each Fund may write covered put options on equity securities and futures contracts to assure a definite price for a security if they are considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The operation of put options in other respects is substantially identical to that of call options. When a Fund writes a covered put option, it maintains in a segregated account with its custodian cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding.

     Options Risks. Option transactions in which each Fund may engage involve following risks:

     The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. A Fund's ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although each Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If an option purchased by a Fund expires unexercised, the Fund will lose the premium it paid. In addition, a Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received.

     By writing options, each Fund forgoes the opportunity to profit from an increase in the market price of the underlying security or stock index above the exercise price except insofar as the premium represents such a profit.

     When a Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited. The writing of covered call options is a conservative investment technique, which the Fund's portfolio manager believes involves relatively little risk. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

     Each Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

     The risks involved in writing put options include the risk that the writer of an option may be assigned an exercise at any time during the option period, that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. Also, there could be a decrease in the market value of the underlying security or stock index. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its then current market value.

     When writing put options, each Fund will be required to segregate cash and/or liquid securities to meet its obligations. When writing call options, each Fund will be required to own the underlying financial instrument (or comparable securities satisfying the cover requirements of the securities exchanges), or have the right to acquire the underlying financial instrument through immediate conversion of securities, or segregate with its Custodian cash and/or liquid securities to meet its obligations under written calls. By so doing, a Fund's ability to meet current obligations, to honor redemptions or to achieve its investment objective may be impaired. The staff of the Securities and Exchange Commission has taken the position that over-the-counter options and the assets used as "cover" for over-the-counter options are illiquid securities.

     Each Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     An exchange-listed option may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Fund's portfolio manager believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of each Fund's investment adviser, any of its sub-advisers or the Fund's portfolio manager may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

     Options that are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     Government regulations also may restrict each Fund's use of options.

     Other risks include disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of a Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of a Fund in using the option strategies described above depends, among other things, on the Fund's portfolio manager's ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and the ability of the Fund's portfolio manager to select the proper time, type and duration of the options.

     It is the present intention of each Fund's portfolio manager not to commit greater than 30% of the Fund's net assets to option strategies.

     BORROWING. The ChangeWave Fund, the Master 100sm Fund and The Medical Specialists Fund each may borrow from banks for temporary or emergency purposes in an aggregate amount not to exceed 25% of its total assets, and The Technology Plus Fund likewise may borrow up to 331/2% of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, The ChangeWave Fund, the Masters 100sm Fund and The Medical Specialists Fund each will limit its borrowings as described above. Neither The ChangeWave Fund, the Masters 100sm Fund nor The Medical Specialists Fund purchases additional portfolio securities while its borrowings exceed 5% of its total assets. Each Fund may pledge its assets in connection with borrowings. Please see "Leverage" below regarding The Technology Plus Fund's borrowing to make investments.

     The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of a Fund's agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Funds did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, each Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     The  following  investments,   policies  and  risks  are  specific  to  The
Technology Plus Fund:

     DEBT SECURITIES. To collateralize or "cover" its short positions (which may be up to 40% of the Fund's total assets), the Fund will invest in a wide variety of debt securities, including corporate debt securities (including bonds, debentures and notes), U.S. government securities, commercial paper (including variable amount master demand notes), and bank obligations such as certificates of deposit, banker's acceptances and time deposits of domestic and foreign banks, domestic savings associations and their subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal Deposit Insurance Fund).

     GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. These securities may have different levels of government backing. U.S. Treasury obligations, such as Treasury bills, notes, and bonds are backed by the full faith and credit of the U.S. Treasury. Some U.S. government agency securities are also backed by the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA). Other U.S. government securities may be backed by the right of the agency to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Bank, or may be backed only by the credit of the agency. The U.S. government and its agencies and instrumentalities only guarantee the payment of principal and interest and not the market value of the securities. The market value of U.S. government securities will fluctuate based on interest rate changes and other market factors.

     VARIABLE- OR FLOATING-RATE SECURITIES. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

     Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice, in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

     Variable-rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Fund's portfolio manager determines that at the time of investment other obligations are of comparable quality to the other obligations in which the Fund may invest.

     In addition, each variable- and floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase. When determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

     OPTIONS. In addition to investments, policies and risks for all of the Funds described in "Options" above, the Fund may invest as follows::

     Purchasing Put and Call Options. The Fund may purchase put and call options to attempt to enhance its return.

     Options On Foreign Securities. The Fund may purchase and sell options on foreign securities if its portfolio manager believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objective. The Fund's portfolio manager expects that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     Special Expiration Price Options. Certain of the Fund may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that the Fund's portfolio manager believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a pre-negotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce these Fund' profits if the special expiration price options are exercised. The Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with applicable securities laws.

     FUTURES CONTRACTS.

     Index Futures Contracts and Options. The Fund may buy and sell stock index futures contracts and related options for hedging purposes or to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     Positions in index futures may be closed out only on an exchange or board of trade that provides a secondary market for such futures. In order to hedge its investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing and selling call and put options on index futures contracts, the Fund which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

     The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices that it has purchased. The Fund may also allow such options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     Margin Payments. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

     When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS.

     Liquidity Risks. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Fund intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

     Hedging Risks. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities that are the subject of a hedge. The Fund's portfolio manager will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by the Fund for hedging purposes is also subject to the Fund's portfolio manager's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Fund's portfolio manager still may not result in a successful hedging transaction over a very short time period.

     Other Risks. Fund will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

     INDEXED SECURITIES. The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals, or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a put option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

     LEVERAGE. Leverage, the speculative practice of borrowing to make additional investments, magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. Leveraging the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Since any decline in value of the Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing the leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create interest expenses for the Fund, which can exceed the investment return from the borrowed Fund. To the extent the investment return derived from securities purchased with borrowed Fund exceeds the interest the Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed Fund is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.

     REVERSE REPURCHASE AGREEMENTS. In connection with its leveraging activities, the Fund may enter into reverse repurchase agreements, in which the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. A reverse repurchase agreement may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

     SHORT SALES. The Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. The Fund may take short positions in sponsored ADRs.

     All short sale positions will be fully collateralized in compliance with Regulation T and Section 18 of the 1940 Act. Until the Fund closes its short position or replaces the borrowed stock, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus that amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or
(2) otherwise cover the Fund's short position.

     The Fund will set aside in a segregated custodial account an amount of cash, U.S. government securities or other liquid debt securities equal to the excess of the current market value, as calculated on a daily basis, of the securities sold short over the amount of collateral deposited with the broker or other institution in respect of the short sale (not including the proceeds of the short sale). These assets may not be sold while the corresponding short position is open unless they are replaced by similar assets.

     FOREIGN CURRENCY TRANSACTIONS.

     Hedging. The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Fund may engage in both "transaction hedging" and "position hedging."

     There can be no assurance that appropriate foreign currency transactions will be available for the Fund at any time; or that the Fund will enter into such transactions at any time or under any circumstances even if appropriate transactions are available to it.

     When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     The Fund may purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes, the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Fund's portfolio manager, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

     The  precise  matching  of  the  amounts  of  foreign   currency   exchange
transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of the Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     To offset some of the costs to the Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange, which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain, which might result from the increase in the value of such currency. The Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

     Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade that provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the Fund's portfolio manager believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors that influence exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

INVESTMENT RESTRICTIONS
-------------------------------------------------------------------------------

     The Trust has adopted certain fundamental investment restrictions designed to reduce the risk of an investment in each Fund. These restrictions may not be changed with respect to a Fund without the affirmative vote of a majority of the outstanding voting securities of that Fund. Unless otherwise expressly noted, each Fund may not:

1. Underwrite the securities of other issuers, except that each Fund may, as indicated in the Prospectus, acquire restricted securities under circumstances where, if such securities are sold, each Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, but with respect to The ChangeWave Fund, the Masters 100sm Fund and The Technology Plus Fund each may invest in companies that engage in such businesses to the extent authorized by the Board of Trustees.

2.   Purchase or sell real estate or interests in real estate, but each Fund may
     purchase  marketable   securities  of  companies  holding  real  estate  or
     interests in real estate.

3. Purchase or sell commodities or commodity contracts, including futures contracts, except that each Fund may purchase and sell futures contracts to the extent authorized by the Board of Trustees.

4. Make loans to other persons except (a) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of each Fund's total assets, and (b) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of each Fund's total assets.

5. Purchase securities on margin, except (a) each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, and (b) The Technology Plus Fund may purchase securities on margin to the extent authorized by the Board of Trustees.

6. Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of each Fund's total assets (33 1/3% with respect to The Technology Plus Fund) at the time any borrowing is made. While each Fund's borrowings are in excess of 5% of its total assets, each Fund will not purchase portfolio securities, but with respect to The Technology Plus Fund, the Fund may use leverage to the extent authorized by the Board of Trustees.

7. Purchase or sell puts and calls on securities, except (a) that each Fund may purchase and sell puts and calls on stocks and stock indices, and (b) The Technology Plus Fund may purchase or sell puts and calls on securities to the extent authorized by the Board of Trustees.

8. Make short sales of securities, except that The Technology Plus Fund, may make short sales of securities to the extent authorized by the Board of Trustees.

9. Participate on a joint or joint and several basis in any securities trading account.

10.  Purchase  the  securities  of  any  other  investment   company  except  in
     compliance with the 1940 Act.

11. Invest in the securities of any one industry if as a result, more than 25% of each Fund's total assets would be invested in the securities of such industry (except that (a) the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities;
     (b) The Medical Specialists Fund may not invest more than 20% of its total assets in securities in any one industry other than the medical/healthcare industry for which it may invest more than 25% of its total assets in securities of companies, and (c) The Technology Plus Fund may invest more than 25% in securities of companies in technology-related companies. Except during temporary defensive periods, not less than 65% of The Medical Specialists Fund's total assets will be invested in the securities of companies engaged in the medical/healthcare industries.

12. Issue senior securities except that (a) each Fund may borrow money in amounts up to 25% of the value of its total assets, and (b) The Technology Plus Fund may issue senior securities to the extent authorized by the Board of Trustees and disclosed elsewhere in the Prospectus and the Statement of Additional Information and in Investment Restrictions Nos. 5, 6, and 8.

     With respect to the percentages adopted by the Trust as maximum limitations on each Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

     The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer.
The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

------------------------ ------- ------------------- --------------------------------------------------
Name and Address         Age     Position            Principal Occupation during the Past Five Years
------------------------ ------- ------------------- --------------------------------------------------
*Kendrick W. Kam         40      Trustee, President  President, Ingenuity Capital Management LLC (July
26888 Almaden Court              and Treasurer       1999 to Present); President, Interactive Research
Los Altos, CA  94022                                 Advisers, Inc. and co-portfolio manger (1993 to
                                                     1999).
------------------------ ------- ------------------- --------------------------------------------------
William J. Scilacci      77      Trustee             Retired; Director, Bank of Santa Clara
26888 Almaden Court                                  (1973-2000); President, Bank of Santa Clara
Los Altos, CA  94022                                 (1982-1993).
------------------------ ------- ------------------- --------------------------------------------------
Arthur L. Roth           77      Trustee, Chairman   Retired; Director and CEO, Levi Strauss & Co., a
26888 Almaden Court              of Board            clothing manufacturer, (1949 to 1973); CEO,
Los Altos, CA  94022                                 PharmChem Laboratories, a national drug testing
                                                     firm (1981 to 1987).
------------------------ ------- ------------------- --------------------------------------------------
Elaine E. Richards       32      Secretary           Assistant Vice President and Legal Compliance
615 East Michigan Street                             Administrator, Firstar Mutual Fund Services, LLC
Milwaukee, WI  53202                                 (1998 to present); Associate Attorney, Reinhart,
                                                     Boerner, Van Deuren, Norris & Rieselbach, s.c.,
                                                     Milwaukee, Wisconsin (1995 to 1998).
------------------------ ------- ------------------- --------------------------------------------------

* Kendrick W. Kam, as an affiliated person of both Marketocracy Capital Management LLC and Ingenuity Capital Management LLC, the Trust's investment advisers, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.


Compensation

     For their service as Trustees, the independent Trustees receive a fee of $50 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. However the Trustees' fees are not paid by the Trust or any of the Fund series. The interested Trustees of the Trust receive no compensation for their service as Trustees. The table below details the estimated amount of compensation the Trustees may receive from the Trust for the next fiscal year. None of the executive officers receives compensation from the Trust. The aggregate compensation is provided for the Trust, which is comprised of three portfolios.

-------------------- ------------- ------------------- -------------------- --------------------
Name and Position    Aggregate     Pension or          Annual Benefits Upon Total Compensation
                     Compensation  Retirement Benefits Retirement           from Trust and Fund
                     From Trust    Accrued As Part of                       Complex Paid to
                                   Trust Expenses                           Trustees
-------------------- ------------- ------------------- -------------------- --------------------
Kendrick W. Kam *      None           None                None                  None
Arthur L. Roth         None           None                None                  None
William J. Scilacci    None           None                None                  None
-------------------- ------------- ------------------- -------------------- --------------------


*This trustee is deemed to be an interested person as defined in the 1940 Act.

Control Persons, Principal Holders of Securities and Management Ownership. The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the each Fund as of_______________. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

------------------- ------------------- --------------------- ------------------
Name and Address        Shares              % Ownership       Type of Ownership
------------------- ------------------- --------------------- ------------------








------------------- ------------------ ---------------------- ------------------

Management Ownership
As of _________________, there were no shareholders of The ChangeWave Fund and The Technology Plus Fund. As of _______________, the Trustees, as a group owned 4.99% of the outstanding shares of The Medical Specialists Fund.

INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------

     Marketocracy Capital Management LLC. The Trust retains Marketocracy Capital Management LLC, a Delaware limited liability company ("MCM") that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), to manage the investments of The ChangeWave Fund and The Technology Plus Fund. MCM is located at 881 Fremont Street, Suite B2, Los Altos, California 94024. Kendrick W. Kam has served as the President of MCM since its formation in July 2000 and as a Trustee of the Trust since 1999.

     MCM has no other assets under management besides The ChangeWave Fund and The Technology Plus Fund. MCM is a wholly-owned subsidiary of Marketocracy Inc., a Delaware limited liability company ("Parent"). Parent's principal business is operating a World Wide Web Internet site (the "Site"). Members of the Site manage one or more model mutual fund portfolios, all at no cost, and establish verifiable long-term performance records. Parent plans to use the Site to identify potential portfolio managers for one or more series of the Trust. Mr. Kam and Bruce L. Horn, Parent's Chief Technical Officer, together currently own a majority of Parent's outstanding voting securities.

     From 1999 to the present, Mr. Kam has been President of both Parent and Ingenuity Capital Management LLC ("ICM"), an investment adviser. From 1994 until 1999, Mr. Kam served as a portfolio manager for certain technology and medical related mutual funds of the Firsthand Funds. Prior to 1994, Mr. Kam was co-founder and Vice President of Marketing and Finance for Novoste Puerto Rico, Inc., a medical device company headquartered in Aguadilla, Puerto Rico.

     With the approval of the Trust and subject to the supervision of its Board of Trustees, MCM, at its own and not the Fund's expense, retains ChangeWave Capital Management, LLC ("CWCM") to act as an investment sub-adviser to MCM with respect to the investments of The ChangeWave Fund, including CWCM providing Tobin S. Smith, to serve as a portfolio manager for such Fund. CWCM is located at 11005 Petersborough Drive, Suite 101, North Bethesda, Maryland, 20852. Mr. Smith is the Chairman, Chief Investment Officer and sole owner of CWCM. CWCM and its predecessor has served as an independent consultant to an advisory firm since 1995.

     With the approval of the Trust and subject to the supervision of its Board of Trustees, MCM, at its own and not the Fund's expense, retains Skye Investment Advisors LLC ("SIA"), to act as an investment sub-adviser to MCM with respect to the investments of The Technology Plus Fund, including SIA providing Paul L. McEntire, to serve as a portfolio manager for such Fund. SIA is located at 985 University Avenue, Suite 26, Los Gatos, California, 95032. Mr. McEntire has been Chairman and Managing Member of SIA since 1996. SIA and its predecessor companies have been advising clients since 1985. SIA manages accounts for other individual and institutional clients, including the Bearguard Fund, a mutual fund whose principal investment strategy is short selling common stocks.

     Ingenuity Capital Management LLC. The Trust retains ICM to manage the investments of The Medical Specialists Fund. ICM, which is registered as an investment adviser under the Advisers Act, is located at 26888 Almaden Court, Los Altos, California, 94022. Mr. Kam has served as the President of ICM since its formation in 1999. Mr. Kam has served as portfolio manager of this Fund ever since its inception as a series of Firsthand Funds. ICM has no other assets under management besides The Medical Specialists Fund.

     Investment Advisory and Management Agreements and Fees. Under the terms of the Investment Advisory and Management Agreement (each an "Advisory Agreement") between the Trust, on behalf of each Fund, and the Fund's investment adviser, MCM or ICM, the Fund's investment adviser (i) manages the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund's investment objective, (ii) provides all statistical, economic and financial information reasonably required by the Fund and reasonably available to the Fund's investment adviser, (iii) provides the Custodian of the Fund's securities on each business day with a list of trades for that day, and (iv) provides persons satisfactory to the Trust's Board of Trustees to act as officers and employees of the Trust. MCM's Advisory Agreements with respect to The ChangeWave Fund and The Technology Plus Fund, respectively, authorize MCM to delegate any or all of MCM's portfolio management responsibilities under such Agreement, subject to the approval of the Trust and subject to compliance with applicable law.

     Pursuant to each Fund's Advisory Agreement, the Fund pays to the Fund's investment adviser, on a monthly basis, an advisory fee at an annual rate of 1.50% of its average daily net assets. Each Advisory Agreement requires the Fund's investment adviser to waive its management fees and, if necessary, reimburse expenses of the Fund to the extent necessary to limit each Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion, provided, however, that with respect to The Technology Plus, MCM's obligation does not extend does not extend to the Fund's expenses, estimated to be 0.25% of such assets, of holding or carrying a Fund's securities, including without limitation expenses of dividends on stock borrowed to cover a short sale or interest, fees or other charges incurred in connection with any leverage and related borrowings. The dollar amounts of fees earned by ICM and paid by The Medical Specialist Fund for the past two fiscal years are shown below.

------------------------------- -----------------
For Fiscal Period Ended:          Adviser Fees
                                 Earned & Paid
------------------------------- -----------------
June 30, 2001
------------------------------- -----------------
June 30, 2000(1)                    $317,194
------------------------------- -----------------
December 31, 1999(2)                $100,573
------------------------------- -----------------

(1) On March 15, 2000, The Medical Specialists Fund changed its fiscal year end from December 31 to June 30.

(2) An advisory fee was not collected for the time period of September 9, 1999 through October 10, 1999 due to the conversion of ICM from Interactive Research Advisors Inc.

     By its terms, each Advisory Agreement remains in force from year to year, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. Each Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the investment adviser. Each Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     Sub-Advisory Agreements and Fees. Under the terms of the Sub-Advisory Agreement (each a "Sub-Advisory Agreement") between the MCM and, with respect to The ChangeWave Fund, CWCM, and, with respect to The Technology Plus Fund, SIA (CWCM and SIA each a "Sub-Adviser"), MCM has delegated a portion of its portfolio management responsibilities under the Fund's Advisory Agreement to the Fund's Sub-Adviser to (i) manage, together with such other MCM portfolio managers as MCM appoints from time to time, the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund's investment objective,
(ii) provides all statistical, economic and financial information reasonably required by the Fund and reasonably available to the Fund's investment adviser,
(iii) provides the Custodian of the Fund's securities on each business day with a list of trades for that day, and (iv) provides, with respect to The ChangeWave Fund, Mr. Smith, and with respect to The Technology Plus Fund, Mr. McEntire, to serve as a portfolio manager of the Fund.

     Pursuant to each Sub-Advisory Agreement, MCM pays to the Fund's Sub-Adviser, on a monthly basis, an advisory fee at an annual rate of (i) 0.50% of its average daily net assets with respect which, in the case of The ChangeWave Fund, Mr. Smith, and in the case of The Technology Plus Fund, Mr. McEntire, serves as the sole portfolio manager, and (ii) 0.20% of its average daily net assets with respect which, in the case of The ChangeWave Fund, Mr. Smith, and in the case of The Technology Plus Fund, Mr. McEntire, does not serve as the sole portfolio manager.

     By its terms, each Sub-Advisory Agreement remains in force from year to year, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. Each Sub-Advisory Agreement may be terminated at any time, on written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by MCM, and may be terminated by the Sub-Adviser following the third anniversary of its initial effectiveness upon ninety (90) days written notice to MCM and the Trust. Each Sub-Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     Administration Agreements and Fees. The Board of Trustees of the Trust has approved an Administration Agreement for The ChangeWave Fund and The Technology Plus Fund with MCM, and for The Medical Specialists Fund with ICM, each in its capacity as a fund administrator and not as an investment adviser (each an "Administrator"), wherein the Fund's Administrator is responsible for the provision of administrative and supervisory services to the Fund. Each Fund's Administrator, at its expense, supplies the Trustees and the officers of the Trust with all statistical information and reports reasonably required by it and reasonably available to the Administrator. Each Fund's Administrator shall oversee the maintenance of all books and records with respect to the Fund's security transactions and the Fund's books of account in accordance with all applicable federal and state laws and regulations. Each Fund's Administrator arranges for the preservation of the records required to be maintained by the 1940 Act.

     Pursuant to the Administration Agreement, the Fund will pay to each Fund's Administrator, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. From this compensation, each Fund's Administrator pays all expenses of the Fund other than fees for the Fund's investment adviser.

     The Administration Agreement may be terminated by the Trust at any time, on 60 days' notice to the investment adviser, without penalty either (a) by vote of the Board of Trustees of the Trust, or (b) by vote of a majority of the outstanding voting securities of a Fund. It may be terminated at any time by the Fund's investment adviser on 60 days' written notice to the Trust. Over the last two fiscal years, The Medical Specialists Fund has paid the following amounts in administrative fees to ICM:

------------------------- --------------------------------
Fiscal Period Ended           Administrative Fee Paid
------------------------- --------------------------------
June 30, 2001
------------------------- --------------------------------
June 30, 2000(1)                      $95,158
------------------------- --------------------------------
  December 31, 1999(2)                $33,956
------------------------- --------------------------------

(1) On March 15, 2000, The Medical Specialists Fund changed its fiscal year end from December 31 to June 30.

THE UNDERWRITER
--------------------------------------------------------------------------------

     Rafferty Capital Markets, Inc. (the "Underwriter"), 1311 Mamaroneck Ave, White Plains, New York 10605, serves as principal underwriter for the Trust pursuant to an Underwriting Agreement. No affiliated persons of the Trust are affiliated persons of the Underwriter. Shares are sold on a continuous basis by the Underwriter. The Underwriter has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obliged to sell any particular amount of shares. The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Underwriter by vote cast in person at a meeting called for the purpose of voting on such approval.

     The Underwriting Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Funds on 60 days' written notice to the Underwriter, or by the Underwriter at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Underwriting Agreement will automatically terminate in the event of its assignment.

SECURITIES TRANSACTIONS
-------------------------------------------------------------------------------

     The Funds' respective investment adviser (or sub-adviser) furnishes advice and recommendations with respect to that Fund's portfolio decisions and, subject to the supervision of the Board of Trustees of the Trust, determines the broker to be used in each specific transaction. In executing a Fund's portfolio transactions, the Fund's investment adviser (or sub-adviser) seeks to obtain the best net results for that Fund, taking into account such factors as the overall net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the specific transaction is effected, the ability to effect the transaction where a large block is involved, the known practices of brokers and the availability to execute possibly difficult transactions in the future and the financial strength and stability of the broker. While the Fund's investment adviser (or sub-adviser) generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available.

     The Fund's investment adviser (or sub-adviser) may direct the Fund's portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the amount of commissions in effecting the transactions is reasonable in relationship to the value of the investment information provided by those persons or firms. Such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services may be used by the investment adviser (or sub-adviser) in connection with all of its investment activities, and some of the services obtained in connection with the execution of transactions for the Fund may be used in managing the investment adviser's other investment accounts.

     The Funds may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Funds may also purchase listed securities through the "third market" (i.e., otherwise than on the exchanges on which the securities are listed). When transactions are executed in the over-the-counter market or the third market, the Funds' respective investment adviser will seek to deal with primary market makers and to execute transactions on the Fund's own behalf, except in those circumstances where, in the opinion of the investment adviser, better prices and executions may be available elsewhere. The Funds do not allocate brokerage business in return for sales of Fund shares.

     Neither the investment adviser, sub-advisers, nor any affiliated persons thereof will participate in commissions paid by the Funds to brokers or dealers or will receive any reciprocal business, directly or indirectly, as a result of such commissions.

     The Board of Trustees periodically reviews the allocation of brokerage orders to monitor the operation of these policies.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

     Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period.

     Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Fund's portfolio manager believes that portfolio changes are appropriate.

     If the Funds' respective investment adviser (or sub-adviser) engages in active trading of its portfolio securities to achieve its investment goals, it could result in the Fund experiencing a high turnover rate (100% or more). High turnover rates lead to increase loss, could cause you to pay higher taxes and could negatively affect a Fund's performance. The table below shows the turnover rates for The Medical Specialists Fund for the past two fiscal years.

           ------------------------------ -------------------------------
           For the Fiscal Period Ended       Turnover Rates
           ------------------------------ -------------------------------
           June 30, 2001
           June 30, 2000(1)                       19%
           December 31, 1999                      71%
           ------------------------------ -------------------------------

(1) On March 15, 2000, The Medical Specialists Fund changed its fiscal year end from December 31 to June 30.


PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

CALCULATION OF SHARE PRICE

     The share price (net asset value) of the shares of each of the Funds is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

     In valuing the Funds' assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Funds' respective investment adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recent bid price. If no bid price is quoted on such day, then the security is valued by such method as the investment adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Funds, including restricted securities and securities that are not readily marketable, are valued in such manner as the investment adviser under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.

     The portfolio securities in which the Portfolio invests fluctuate in value, and hence the net asset value per share of the Portfolio also fluctuates. An example of how the net asset value per share for the Portfolio was calculated on _______________ is as follows:

The Medical Specialists Fund
-------------------------------------------------

    Net Assets
Shares Outstanding   =  Net Asset Value per Share



PURCHASE OF SHARES

     Orders for shares received by the Trust in good order prior to the close of business on the New York Stock Exchange (the "Exchange") on each day during such periods that the Exchange is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the Exchange. Orders received in good order after the close of the Exchange, or on a day it is not open for trading, are priced at the close of such Exchange on the next day on which it is open for trading at the next determined net asset value per share.

     Good order means that your purchase request includes: (1) the name of the fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment status, (4) your check payable to "Marketocracy Funds."

REDEMPTION OF SHARES

     The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven calendar days after a shareholder's redemption request made in accordance with the procedures set forth in the Prospectus, except for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which the Securities and Exchange Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of security holders of the Fund. The Trust will redeem all or any portion of a shareholder's shares of a Fund when requested in accordance with the procedures set forth in the "How to Redeem Shares" section of the Prospectus.

REDEMPTION IN KIND

     Payment of the net redemption proceeds may be made either in cash or in portfolio securities (selected in the discretion of the Fund's investment adviser under supervision of the Board of Trustees and taken at their value used in determining the net asset value), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Funds will effect a redemption in portfolio securities only if the particular shareholder of record is redeeming more than $250,000 or 1% of net assets, whichever is less, during any 90-day period. The Trust expects, however, that the amount of a redemption request would have to be significantly greater than $250,000 or 1% of net assets before a redemption wholly or partly in portfolio securities would be made.

TAXES
-------------------------------------------------------------------------------

     Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividend, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to their business of investing in such stock, securities or currencies;
(b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets are represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets are invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the Funds control and which are engaged in the same or similar trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

     As regulated investment companies, the Funds will not be subject to U.S. federal income tax on their investment company taxable income and net capital gains (any long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers available from the eight prior years), if any, that it distributes to shareholders. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (with adjustment) for the calendar year and (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the 12 month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. In order to avoid application of the excise tax, each Fund intends to make distributions in accordance with these distribution requirements.

     In view of each Fund's investment policies, it is expected that dividends received from domestic and certain foreign corporations will be part of a Fund's gross income. Distributions by the Funds of such dividends to corporate shareholders may be eligible for the "70% dividends received" deduction, subject to the holding period and debt-financing limitations of the Code. However, the portion of each Fund's gross income attributable to dividends received from qualifying corporations is largely dependent on its investment activities for a particular year and therefore cannot be predicted with certainty. In addition, for purposes of the dividends received deduction available to corporations, a capital gain dividend received from a regulated investment company is not treated as a dividend. Corporate shareholders should be aware that availability of the dividends received deduction is subject to certain restrictions. For example, the deduction is not available if Fund shares are deemed to have been held for less than 46 days (within the 90-day period that begins 45 days before the ex-dividend date and ends 45 days after the ex-dividend date) and is reduced to the extent such shares are treated as debt-financed under the Code. Dividends, including the portions thereof qualifying for the dividends received deduction, are includable in the tax base on which the federal alternative minimum tax is computed. Dividends of sufficient aggregate amount received during a prescribed period of time and qualifying for the dividends received deduction may be treated as "extraordinary dividends" under the Code, resulting in a reduction in a corporate shareholder's federal tax basis in its Fund shares.

     Each Fund may invest as much as 15% of its net assets in securities of foreign companies and may therefore be liable for foreign withholding and other taxes, which will reduce the amount available for distribution to shareholders. Tax conventions between the United States and various other countries may reduce or eliminate such taxes. A foreign tax credit or deduction is generally allowed for foreign taxes paid or deemed to be paid. A regulated investment company may elect to have the foreign tax credit or deduction claimed by the shareholders rather than the company if certain requirements are met, including the requirement that more than 50% of the value of the company's total assets at the end of the taxable year consist of securities in foreign corporations. Because the Funds do not anticipate investment in securities of foreign corporations to this extent, the Funds will likely not be able to make this election and foreign tax credits will be allowed only to reduce each Fund's tax liability, if any.

     Under the Code, upon disposition of certain securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the securities and the date of disposition are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income.

     Any dividend or distribution received shortly after a share purchase will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Such dividend or distribution is fully taxable. Accordingly, prior to purchasing shares of the Fund, an investor should carefully consider the amount of dividends or capital gains distributions that are expected to be or have been announced.

     Generally, the Code's rules regarding the determination and character of gain or loss on the sale of a capital asset apply to a sale, redemption or repurchase of shares of a Fund that are held by the shareholder as capital assets. However, if a shareholder sells shares of a Fund which the shareholder has held for less than six months and on which the shareholder has received distributions of capital gains, any loss on the sale or exchange of such shares must be treated as long-term capital loss to the extent of such distributions. Any loss realized on the sale of shares of a Fund will be disallowed by the "wash sale" rules to the extent the shares sold are replaced (including through the receipt of additional shares through reinvested dividends) within a period of time beginning 30 days before and ending 30 days after the shares are sold. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

     Provided that each Fund qualifies as a regulated investment company under the Code, it will not be liable for California corporate taxes, other than a minimum franchise tax, if all of its income is distributed to shareholders for each taxable year. Shareholders, however, may be liable for state and local income taxes on distributions from the Funds.

     The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

HISTORICAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Funds' total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Funds, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Funds' performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Funds' returns, investors should recognize that they are not the same as actual year-by-year returns.

     For the purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula:

                                  P(1+T)n = ERV
Where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years (1, 5, or 10)
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10- year period, at the end of such period (or fractional portion thereof).

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods of the Funds' existence or shorter periods dating from the commencement of the Fund's operations. In calculating the ending redeemable value, all dividends and distributions by the Funds are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

     The average annual total returns of ________________ for one year ending _______________ is as follows:

----------------------------- ------------------------ -------------------------
The Medical  Specialists Fund Annualized Total Return  Ending Redeemable Value
----------------------------- ------------------------ -------------------------

------------------------------------------------------ -------------------------

----------------------------- ------------------------ -------------------------

     The foregoing information should be considered in light of the Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. Future results will be affected by the future composition of a Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

     The Fund may also advertise total return (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance of the Fund(s).

     To help investors better evaluate how an investment in the Funds might satisfy their investment objective, advertisements regarding the Funds may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use the following publications or indices to discuss or compare Fund performance:

     Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in any appropriate category published by Lipper Analytical Services, Inc. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index, the NASDAQ Composite Index and the Value Line Composite Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange. The Russell 2000 Index, representing approximately 11% of the U.S. equity market, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market). The NASDAQ Composite Index is an unmanaged index which averages the trading prices of more than 3,000 domestic over-the-counter companies. The Value Line Composite Index is an unmanaged index comprised of approximately 1,700 stocks, the purpose of which is to portray the pattern of common stock price movement.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

CUSTODIAN
--------------------------------------------------------------------------------

     Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, has been retained to act as Custodian for the Funds' investments. Firstar Bank, N.A. acts as each Fund's depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

LEGAL COUNSEL AND AUDITORS
--------------------------------------------------------------------------------

     The law offices of Roy W. Adams, Attorney At Law, 1024 Country Club Drive, Suite 135, Moraga, California, 94556, act as legal counsel for the Trust.

     The firm of Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania, 19103, has been selected as independent auditors for the Trust.

FIRSTAR MUTUAL FUND SERVICES, LLC
--------------------------------------------------------------------------------

     Firstar Mutual Fund Services, LLC ("Firstar"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, is retained by the investment advisers to maintain the records of each shareholder's account, process purchases and redemptions of the Fund's shares and act as dividend and distribution disbursing agent. Firstar also provides administrative services to the Funds, calculates daily net asset value per share and maintains such books and records as are necessary to enable Firstar to perform its duties. For the performance of these services, the investment advisers (not the Funds) pay Firstar a fee for administrative services. In addition, the investment advisers reimburse Firstar for out-of-pocket expenses, including but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and the costs of external pricing services.

     Firstar is an indirect wholly-owned subsidiary of Firstar Corporation principally engaged in the business of commercial banking.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The audited financial statements for The Medical Specialists Fund are incorporated by reference to the Fund's Annual Report for the fiscal period ended June 30, 2000 as filed with the SEC.




APPENDIX A
--------------------------------------------------------------------------------


QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

     THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR CORPORATE BONDS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

     Moody's


     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Standard & Poor's

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR PREFERRED STOCKS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

     Moody's

     aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.


     Standard & Poor's

     AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.



                               MARKETOCRACY FUNDS
                                     PART C
                                OTHER INFORMATION

Item 23.  EXHIBITS

(a)  Declaration of Trust

     (i)  Certificate of Amendment of Certificate of Trust(3)
     (ii) Amended and Restated Agreement and Declaration of Trust(3)

(b)  Amended and Restated Bylaws(3)

(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Amended and Restated Agreements and Declaration of Trust and Amended and Restated Bylaws

(d)  Advisory Agreement

     (i) Investment Advisory Agreement between the Trust and Marketocracy Capital Management, LLC 4

     (ii) Investment Advisory Agreement between the Trust and Ingenuity Capital Management, LLC2

(e)  Underwriting Agreement (1)

(f)  Bonus or Profit Sharing Contracts - Not applicable

(g)  Custody Agreement(1)

(h)  Other Material Contracts

     (i) Administration Agreement between the Trust and Marketocracy Capital Management, LLC(4)

     (ii) Administration Agreement between the Trust and Ingenuity Capital Management, LLC(1)

     (iii) Transfer Agent Servicing Agreement(1)

     (iv) Fund Accounting Servicing Agreement(1)

(i)  Opinion and Consent of Counsel(4)

(j)  Consent of Independent Public Accountants(4)

(k)  Omitted Financial Statements - Not applicable

(l)  Agreement Relating to Initial Capital(1)

(m)  Rule 12b-1 Plan - Not applicable

(n)  Rule 18f-3 Plan - Not applicable

(o)  Reserved

(p)  Code of Ethics(3)

1 Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 of Form N-1A filed October 14, 1999.
2 Incorporated by reference to Registrant's Pre-Effective Amendment No. 3 of Form N-1A filed November 24, 1999.
3 Incorporated by reference to Registrant's Post-Effective Amendment No. 1 of Form N-1A filed October 13, 2000.
4 Incorporated by reference to Registrant's Post-Effective Amendment No. 3 of Form N-1A filed December 20, 2000.

Item 24.  Persons  Controlled  by or Under Common  Control with  Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VII, Section 7.02 of the Registrant's Agreement and Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser

          (a)  Inapplicable

          (b)  Inapplicable

Item 27.  Principal Underwriters.

(a) Rafferty Capital Markets, Inc., 1311 Mamaroneck Avenue, White Plains, New York 10605, serves as principal underwriter for the Ingenuity Capital Trust, Potomac Funds, Badgley Funds, Homestate Group, Texas Capital Value Funds, Brazos Mutual Funds, Bremer Investment Funds, Inc., Bearguard Funds, Inc., Kirr Marbauch Partners Funds, Inc., Golf Associated Fund and Leuthold Funds.

(b)  The director and officers of Rafferty Capital Markets, Inc. are:

                            Positions and Offices        Position and Offices
            Name              With Underwriter             With Registrant
            ----              ----------------             ---------------
Thomas A. Mulrooney               President                      None
Lawrence C. Rafferty              Director                       None
Stephen P. Sprague                CFO/FINOP                      None

     The principal business address of each of the persons listed above is 1311 Mamaroneck Avenue, White Plains, New York 10605.

(c)  Not applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Marketocracy Funds' investment advisers, administrators, custodian, subcustodian, or transfer agent.

Item 29. Management Services Not Discussed in Parts A and B.

          Inapplicable

Item 30. Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amendment to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Los Altos and the State of California on the 9th day of May, 2001.

                                                     MARKETOCRACY FUNDS


                                                     By: /s/ Kendrick W. Kam*
                                                     -----------------------
                                                     Kendrick W. Kam, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on May 9, 2001.

Signature                               Title

/s/ Kendrick W. Kam*                    President and Trustee
-------------------
Kendrick W. Kam

/s/ Arthur L. Roth*                     Trustee, Chairman of the Board
------------------
Arthur L. Roth

/s/ William J. Scilacci*                Trustee
-----------------------
William J. Scilacci


* By /s/ Elaine E. Richards
     -----------------------
      Elaine E. Richards
Signed as attorney-in-fact pursuant
to a Power of Attorney dated
August 16, 1999 with Pre-Effective
Amendment No. 2 on Form N-1A
filed October 14, 1999.